               THE MUNDER FUNDS TRUST, THE MUNDER FUNDS, INC. AND
                       THE MUNDER FRAMLINGTON FUNDS TRUST

Munder Balanced Fund                                                 Munder Bio(Tech)/2/ Fund
Munder Bond Fund                                                     Munder Digital Economy Fund
Munder Cash Investment Fund                                          Munder Future Technology Fund
Munder Index 500 Fund                                                Munder International Bond Fund
Munder Intermediate Bond Fund                                        Munder International NetNet Fund
Munder International Equity Fund                                     Munder Large-Cap Growth Fund
                                                                     (formerly Munder Focus Growth Fund)
Munder Large-Cap Value Fund (formerly Munder Equity Income Fund)     Munder Micro-Cap Equity Fund
Munder Michigan Tax-Free Bond Fund                                   Munder MidCap Select Fund
Munder Small Company Growth Fund                                     Munder Money Market Fund
Munder Tax-Free Bond Fund                                            Munder Multi-Season Growth Fund
Munder Tax-Free Money Market Fund                                    Munder NetNet Fund
Munder Tax-Free Short-Intermediate Bond Fund                         Munder Power Plus Fund
Munder U.S. Government Income Fund                                   Munder Real Estate Equity Investment Fund
Munder U.S. Treasury Money Market Fund                               Munder Small-Cap Value Fund

Munder Framlington Emerging Markets Fund
Munder Framlington Global Financial Services Fund
Munder Framlington Healthcare Fund
Munder Framlington International Growth Fund

                           (collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 2001

         This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above. The Munder Funds, Inc. (the "Company") currently offers a selection of fifteen investment portfolios, fourteen of which are described in this SAI; The Munder Funds Trust (the "Trust") currently offers a selection of fourteen investment portfolios, each of which is described in this SAI; and The Munder Framlington Funds Trust ("Framlington") currently offers a selection of four investment portfolios, each of which is described in this SAI. This SAI is not a prospectus, and should be read only in conjunction with the Company's, the Trust's, and Framlington's Prospectuses dated October 31, 2001. The financial statements for the Funds including the notes thereto, dated June 30, 2001, are incorporated by reference into this SAI from the annual reports of the Funds. A copy of each Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789.

         An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                                TABLE OF CONTENTS

                                                                                               Page
                                                                                               ----
History and General Information ...............................................................   3
Fund Investments ..............................................................................   4
Risk Factors and Special Considerations -- Index 500 Fund .....................................  18
Risk Factors and Special Considerations -- Michigan Tax-Free Bond Fund
and Tax-Free Short-Intermediate Bond Fund .....................................................  20
Investment Limitations ........................................................................  23
Temporary Defensive Position ..................................................................  28
Management of the Funds .......................................................................  28
Investment Advisory and Other Service Arrangements ............................................  33
Code of Ethics ................................................................................  45
Portfolio Transactions ........................................................................  45
Additional Purchase, Redemption, Exchange and Conversion Information ..........................  47
Net Asset Value ...............................................................................  49
Performance Information .......................................................................  51
Taxes .........................................................................................  58
Additional Information Concerning Shares ......................................................  64
Other Information .............................................................................  66
Registration Statement ........................................................................  92
Financial Statements ..........................................................................  92
Annual Fund Operating Expenses ................................................................  93
Appendix A .................................................................................... A-1
Appendix B .................................................................................... B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                         HISTORY AND GENERAL INFORMATION

The following Funds are described in this SAI:

The Munder Funds Trust
----------------------
Munder Balanced Fund ("Balanced Fund")
Munder Bond Fund ("Bond Fund")
Munder Cash Investment Fund ("Cash Investment Fund")
Munder Index 500 Fund ("Index 500 Fund")
Munder Intermediate Bond Fund ("Intermediate Bond Fund")
Munder International Equity Fund ("International Equity Fund")
Munder Large-Cap Value Fund (formerly Munder Equity Income Fund)
 ("Large-Cap Value Fund")
Munder Michigan Tax-Free Bond Fund ("Michigan Tax-Free Bond Fund")
Munder Small Company Growth Fund ("Small Company Growth Fund")
Munder Tax-Free Bond Fund ("Tax-Free Bond Fund")
Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Munder Tax-Free Short-Intermediate Bond Fund ("Tax-Free Short-Intermediate Bond
 Fund")
Munder U.S. Government Income Fund ("U.S. Government Income Fund")
Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

The Munder Funds, Inc.
----------------------
Munder Bio(Tech)/2/ Fund ("Bio(Tech)/2/ Fund")
Munder Digital Economy Fund ("Digital Economy Fund")
Munder Future Technology Fund ("Future Technology Fund")
Munder International Bond Fund ("International Bond Fund")
Munder International NetNet Fund ("International NetNet Fund")
Munder Large-Cap Growth Fund (formerly Munder Focus Growth Fund)
 ("Large-Cap Growth Fund")
Munder Micro-Cap Equity Fund ("Micro-Cap Equity Fund")
Munder MidCap Select Fund ("MidCap Select Fund")
Munder Money Market Fund ("Money Market Fund")
Munder Multi-Season Growth Fund ("Multi-Season Growth Fund")
Munder NetNet Fund ("NetNet Fund")
Munder Power Plus Fund ("Power Plus Fund")
Munder Real Estate Equity Investment Fund ("Real Estate Equity Investment Fund") Munder Small-Cap Value Fund ("Small-Cap Value Fund")

The Munder Framlington Funds Trust
----------------------------------
Munder Framlington Emerging Markets Fund ("Emerging Markets Fund")
Munder Framlington Global Financial Services Fund ("Global Financial Services
 Fund")
Munder Framlington Healthcare Fund ("Healthcare Fund")
Munder Framlington International Growth Fund ("International Growth Fund")

         The Company, the Trust and Framlington are each open-end investment management companies. All of the Funds are diversified except for the International Bond Fund, the Michigan Tax-Free Bond Fund, the Tax-Free Short-Intermediate Bond Fund, and the Future Technology Fund.

         The Trust was organized on August 30, 1989 under the name "PDB Fund," which was changed in November 1989 to "Opportunity Funds," in February 1990 to "Ambassador Funds" and in June 1995 to "The Munder Funds Trust." The Tax-Free Short-Intermediate Bond Fund originally commenced operations on February 9, 1987 under the name Tax-Free Intermediate Bond Fund as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund. The Company was organized as a Maryland corporation on November 18, 1992. Framlington was organized as a Massachusetts business trust on October 30, 1996.

         The following is the listing of all name changes for Funds of the Company and the Trust: Large-Cap Growth Fund (formerly known as Focus Growth Fund, formerly known as Equity Selection Fund); MidCap Select Fund (formerly known as Growth Opportunities Fund); Large-Cap Value Fund (formerly known as the Equity Income Fund, formerly known as Growth & Income Fund, formerly known as Income Stock Fund); Cash Investment Fund (formerly known as the Money Market
Fund); U.S. Treasury Money Market Fund (formerly known as U.S. Treasury Growth Stock Fund); Small Company Growth Fund (formerly known as Small Company Growth Stock Fund); Index 500 Fund (formerly known as Indexed Stock Fund); International Equity Fund (formerly known as International Stock Fund); U.S. Government Income Fund (formerly known as Income Bond Fund); Tax-Free Short-Intermediate Bond Fund (formerly known as Tax-Free Intermediate Bond
Fund); and Michigan Tax-Free Bond Fund (formerly known as Michigan Triple Tax-Free Bond Fund).

         As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management (the "Advisor"), a Delaware general partnership. World Asset Management, a division of the Advisor that was formerly a wholly-owned subsidiary of the Advisor, is responsible for managing the Index 500 Fund and the International Equity Fund. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 94% of the partnership interests in the Advisor.

         Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor for the Emerging Markets, Global Financial Services, Healthcare and International Growth Funds (the "Framlington Funds"), the International NetNet Fund and the Bio(Tech)/2/ Fund. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC plc, a banking and financial services organization based in the United Kingdom.

         Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

         The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Funds. With the exception of the investment objectives or goals of the Multi-Season Growth Fund, Real Estate Equity Investment Fund and Money Market Fund, each Fund's investment objective or goal is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund and Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing tax-exempt interest; all other investment policies, other than those specifically designated as fundamental, are non-fundamental policies and may be changed without the authorization of the holders of a majority of a Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective.

         A description of applicable credit ratings is set forth in Appendix A to this SAI.

         For purposes of this SAI, the Bio(Tech)/2/ Fund, Digital Economy Fund, Future Technology Fund, Global Financial Services Fund, Index 500 Fund, International Equity Fund, International NetNet Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund are referred to as the "Equity Funds"; the Bond Fund, Intermediate Bond Fund and U.S. Government Income Fund are referred to as the "Bond Funds"; the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Money Market Fund, Tax-Free Money Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds." In addition, references to investment limitations or permissible investments for the Bond Funds or the Equity Funds will also apply to the Balanced Fund.

         Asset-Backed Securities. The Bond Funds may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments that, in the case of mortgages, have maximum maturities of forty years. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         Borrowing. Each of the Funds is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. No Fund of the Trust may purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

         Additionally, each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Foreign Securities. Each Equity Fund (except Bio(Tech)/2/ Fund, Global Financial Services Fund, Real Estate Equity Investment Fund, International Equity Fund, International NetNet Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund), each Bond Fund, the Balanced Fund, the Cash Investment Fund and the Money Market Fund may invest up to 25% of its assets in foreign securities. Each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, International Bond Fund and International Growth Fund will each invest at least 80% of its assets in securities of issuers located in at least three countries other than the United States. The Global Financial Services Fund will invest at least 80% of its assets in securities of issuers located in at least three countries, one of which may be the United States. The Emerging Markets Fund will invest at least 80% of its assets in emerging market countries. There is no limit on the Healthcare Fund's, Bio(Tech)/2/ Fund's or Power Plus Fund's investments in foreign securities. The foreign securities in which each of the Future Technology Fund, International NetNet Fund, NetNet Fund and Multi-Season Growth Fund will generally invest are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

         The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and government agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular. For the purposes of the 80% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

         Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and may be adverse to a Fund.

         Each of the Advisor and the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Each of the Advisor and the Sub-Advisor, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Equity Investment Fund), the Balanced Fund, the Bond Funds and the International Bond Fund are authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Advisor or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

         Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward currency contracts will be designated on the records of the Funds' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward currency contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

         Futures Contracts and Related Options. The Equity Funds, the Balanced Fund, the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

         Guaranteed Investment Contracts. The Bond Funds, International Bond Fund, Cash Investment Fund and Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation of illiquid investments.

         Illiquid Securities. The Equity Funds, Balanced Fund, Tax-Free Bond Funds, International Bond Fund and the Bond Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, a Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         Each Fund (except The U.S. Treasury Money Market Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor or the Sub-Advisor, as the case may be, will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties."

Certain Federal income tax requirements may, however, limit the Funds' ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

         Each of the Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by designating cash, U.S. Government securities or other high-grade liquid securities on the books of the Fund's custodian, to avoid any potential leveraging of a Fund's portfolio.

         The Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Funds will have contractual remedies pursuant to the agreements related to the transactions.

         The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

         For hedging or other purposes, the Funds may invest in investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM) and NASDAQ 100 Shares.

         Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's, other than the Money Market Fund's, total assets; and 33 1/3% of the Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Funds due to (i) the inability of the borrower to return securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Funds will lend securities, the Advisor or the Sub-Advisor, as the case may be, will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor or the Sub-Advisor has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

         Lower-Rated Debt Securities. It is expected that each Fund (other than the Money Market Funds and Index 500 Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or in comparable unrated securities. The Money Market Funds and the Index 500 Fund may not invest in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

         While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

         Money Market Instruments. Each of the Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor or the Sub-Advisor, as the case may be, deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Investments by a Fund in commercial paper will consist of issues rated at the time of purchase A-1 and/or P-1 by S&P or Moody's. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or the Sub-Advisor, as the case may be, at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor or the Sub-Advisor, as the case may be, deems the investment to involve minimal credit risk.

         Mortgage-Backed Securities. The Bond Funds may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. The average life of mortgage-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. When a Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

         Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company, the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

         From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

         The Cash Investment Fund and the Money Market Fund each may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. Neither the Cash Investment Fund nor the Money Market Fund expects to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

         Non-Domestic Bank Obligations. Each of the Funds that may invest in foreign securities may invest in non-domestic bank obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Options. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. For a detailed description on options, see Appendix B of this SAI.

         Real Estate Securities. The Real Estate Equity Investment Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity

REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

         Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor or the Sub-Advisor, as the case may be, will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

         The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's or the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Rights and Warrants. The Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         Short Sales. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not have received any payments (including interest) on its collateral deposited with such broker-dealer. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

         Stand-by Commitments. The Balanced Fund, Cash Investment Fund, Money Market Fund, the Tax-Free Bond Funds and Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Company and the Trust expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

         The Funds intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

         Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Short-Intermediate Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Short-Intermediate Bond Fund may purchase and sell bond index futures contracts.

The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor or the Sub-Advisor, as the case may be, expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

         In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Funds will be required to deposit as "initial margin" an amount of cash or short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

         Stripped Securities. Certain Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company, the Trust and Framlington are not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

         The U.S. Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In addition, the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Boards of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

         Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. The U.S. Treasury Money Market Fund will purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the

Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

         Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

         In determining average weighted portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., Fitch IBCA, Inc. and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of Cash Investment Fund and Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of The Cash Investment Fund, Money Market Fund and Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Directors/Trustees, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Boards of Directors/Trustees or the Advisor or the Sub-Advisor, as the case may be, pursuant to guidelines established by the Boards, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

            RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX 500 FUND

         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for the Index 500 Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         The Index 500 Fund does not expect to hold at any particular time all of the stocks included in the S&P 500. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Index 500 Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because the Advisor believes that, unless the Index 500 Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Index 500 Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Index 500 Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Index 500 Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Index 500 Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

         Redemptions of a substantial number of shares of the Index 500 Fund could reduce the number of issuers represented in the Index 500 Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

         If an issuer drops in ranking, or is eliminated entirely from the S&P 500, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Index 500 Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. These sales may result in lower prices for the securities than may have been realized or in losses that may not have been incurred if the Advisor was not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although the Advisor does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Advisor will monitor the Index 500 Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Index 500 Fund's ability to achieve its investment objective.

         The Index 500 Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Index 500 Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Index 500 Fund in due course consistent with the Index 500 Fund's investment objective.

         In addition, the Index 500 Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

         The Index 500 Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Index 500 Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Index 500 Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Index 500 Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Index 500 Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

         Disclaimer. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

         S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

         "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

    RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN TAX-FREE BOND FUND AND
                      TAX-FREE SHORT-INTERMEDIATE BOND FUND

         The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Trust has not independently verified this information.

         The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

         Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

         The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 55% from the payment of State taxes and 45% from Federal and non-tax revenue sources. Tax revenues credited to the General Fund include portions of collections from the personal income tax, the single business tax, use tax, sales tax and various other taxes.

         The State's Constitution also limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are restricted to a ceiling based upon revenues as a proportion of total personal income for the State. The base year ratio, determined in fiscal year 1978-79, in relation to calendar year 1977 personal income, is 9.49%. Both the constitutional language and implementing statutes provide for other adjustments to the revenue and personal income calculations. If revenues exceed the limit by 1% or more, the amount in excess must be refunded to personal income taxpayers and payers of the State's single business tax. If the limit is exceeded by less than 1%, the excess may be deposited into the State's Budget Stabilization Fund discussed below. The State has estimated that total State revenues subject to the limitation exceed the limit of $23.2 billion by $21.7 million for fiscal year 1998-99, and has transferred such excess to the State's Budget Stabilization Fund. The State may raise taxes in excess of the limit in emergency situations, when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

         In 1977, the State enacted legislation which created the Counter-Cyclical Budget and Economic Stabilization Fund, commonly known as the Budget Stabilization Fund ("BSF"), to accumulate balances during years of significant economic growth for utilization in years when the State's economy experiences cyclical downturns or unforeseen fiscal emergencies. In general, the law requires payments into the BSF when real economic growth exceeds 2% and allows withdrawals from the BSF when real economic growth is less than 0%. Funds may also be withdrawn when the State's unemployment rate exceeds 8% or upon appropriation to finance capital outlay or for other projects, or other purposes designated by the Legislature. Calculated on an accrual basis, the unreserved ending accrued balance of the BSF on September 30, 1996 was $614.5 million, $579.8 million on September 30, 1997, $1,000.5 million on September 30, 1998, $1,222.5 million on September 30, 1999 and $1,264.4 million on September 30, 2000. The balance is net of a reserve for future education funding of $539.1 million on September 30, 1996 and $572.6 million on September 30, 1997.

         In 1999, legislation was passed completely phasing out the single business tax ("SBT"). Effective January 1, 1999, the SBT rate was reduced from 2.3% to 2.2% and is to be reduced annually by 0.1% each January 1 until the tax is completely eliminated. The annual reduction does not occur if the BSF balance for the prior fiscal year is $250 million or less. SBT rate reductions will cease until the BSF fiscal year ending balance returns to a level above $250 million. The same legislation also provides single business tax relief for companies that spin off a portion of their business pursuant to a restructuring, specifically defines the tax base of foreign corporations for single business tax purposes and replaces the capital acquisition deduction with an investment tax credit ("ITC"). The ITC became effective on January 1, 2000.

         Property tax and school finance reform measures enacted in 1993 substantially cut local school property taxes and raised additional State revenues to replace most of the property tax cut. A constitutional amendment approved by the voters in March 1994, increased the State sales and use tax from 4% to 6%, limited the ability of local school districts to levy taxes, and limited assessment increases for each parcel of property to the lesser of 5% or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50% of true cash value. Companion legislation increased the cigarette tax $.25 to $.75 per pack and imposed an additional tax of 16% of the wholesale price on certain other tobacco products, imposed a State real estate transfer tax of 0.75% and a 6-mill State property tax and cut the State's income tax rate from 4.6% to 4.4%. These measures shift significant portions of the cost of local school operations from local school districts to the State and raise additional State revenues to fund these additional State expenses. These new State revenues are included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

         The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under State taxes. The State is also a party to various legal proceedings which, if resolved in the State's favor, would result in contingency gains to the State's General Fund balance, but without material effect upon such fund balance. Although the ultimate disposition and consequences of all of these proceedings are not presently determinable, the Attorney General of the State has indicated in a recent official statement prepared in connection with issuance of general obligation bonds of the State that such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as listed below, have a material adverse effect on the security for such bonds; provided, however, that no opinion is expressed with respect to the ultimate disposition and consequences of any litigation in combination with any State revenue loss, the implementation of any tax reduction proposal or the failure of the State to realize any budget assumption.

         On November 24, 1999, the Michigan Court of Claims in Jefferson Smurfit Corporation v. State of Michigan, File No. 98-17140-CM, ruled that the site-based capital acquisition deduction in Michigan's single business tax act is unconstitutional. According to the Michigan Department of Treasury, the potential financial impact of this decision is uncertain. The State has appealed the decision to the Michigan Court of Appeals.

         On August 22, 1994, the Ingham Circuit and Probate Courts, together with the 55/th/ District Court, filed suits in the Court of Claims and Ingham County Circuit Court against the State of Michigan and Ingham County for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate Ingham County's reimbursement under the court funding statute. These cases have been dismissed by stipulation of the parties because the plaintiffs are raising the same claims as members of a class action captioned as 10/th/ Judicial Circuit, et al v. State of Michigan, et al. Plaintiffs assert that the amount in controversy exceeds $5 million dollars. The case is currently pending final class certification.

         On November 15, 2000, more than 365 Michigan school districts and individuals filed two suits in the Michigan Court of Appeals. The first suit, Durant, et al. v. State, et al. ("Durant III") asserts that the current school aid appropriation act, 2000 PA 297, violates the Headlee Amendment, because it allegedly transfers per pupil revenue guaranteed to school districts under Const 1963 Article 9, (S). 11 for unrestricted school operating purposes, in order to satisfy the State's independent funding obligation to those school districts under Article 9, (S). 29. The plaintiffs in Durant III are seeking a monetary remedy, including approximately $1.7 billion for the 1999-00 through 2002-03 school years for the State's alleged underfunding of special education programs and services, inclusive of special education transportation services. The Durant III plaintiffs are also requesting a declaratory judgment that the State, through 2000 PA 297, is violating Article 9, (S). 11 and Article 9, (S). 29. The Durant III plaintiffs further seek orders declaring that the State has failed through 2000 PA 297 to meet its constitutional duty to fund services and activities provided by the plaintiff school districts during school years 1999-00 through 2002-03 in the same proportion by which they were funded when the Headlee Amendment became effective, and that the State has reduced the State financed proportion of necessary costs incurred by the plaintiff school districts for special education services for the 1999-00 through 2002-03 school years below that provided by the State when the Headlee Amendment became effective. The Durant III plaintiffs also seek an injunction permanently enjoining the State from making any future reductions below the levels of funding provided when the Headlee Amendment became effective to pay for the cost of the activities and services required of them by State law. They also seek attorneys fees and costs of litigation.

         The second suit, Adair, et al. v. State et al. ("Adair"), asserts that the State has, by operation of law, increased the level of various specified activities and services beyond that which was required by State law as of December 23, 1978 and, subsequent to December 23, 1978, added various specified new activities or services by State law, including mandatory increases in student instruction time, without providing funding for these new activities and services, all in violation of the Headlee Amendment. The Adair plaintiffs are seeking an unspecified money judgment equal to the reduction in the State financed proportion of necessary costs incurred by the plaintiff school districts for each school year from 1997-98 through the date of any judgment and for attorneys fees and litigation costs. The Adair plaintiffs also seek a declaratory judgment that the State has failed to meet its funding responsibility under the Headlee Amendment to provide the plaintiff school districts with revenues sufficient to pay for the necessary increased costs for activities and services first required by State law after December 23, 1978 and to pay for increases in the level of required activities and services beyond that which was required by State law as of December 23, 1978.

         On January 2, 2001, plaintiffs filed a first amended complaint in both Durant III and Adair increasing the number of school district plaintiffs to 433. On February 22, 2001, plaintiffs filed a second amended complaint in Durant III increasing the number of school district plaintiffs to 457.

         The ultimate disposition of the legal proceedings described above is not presently determinable.

         The principal sectors of Michigan's diversified economy are the manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industries, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industries accounted for 33% of the State's work force. By 1998, this figure had fallen to the current figure of 14.4%. Although manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy, approximately 65% of the civilian labor force is currently engaged in service related employment.

         As of the date of this SAI, the State's general obligation bonds have been rated "AAA/A-1+" by Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc. ("S&P"), "Aaa/VMIG-1" by Moody's Investors Service, Inc. ("Moody's"), and "AA+/F1+" by Fitch ICBA ("Fitch"). In September, 2000, the State received an upgrade from S&P from its prior rating of "AA+". In October, 2000, the State received an upgrade from Moody's from its prior rating of "Aa1". The State received an upgrade from Fitch from its prior rating of "AA" in April 1998. Such ratings are in each case based upon certain information and materials concerning the Bonds and the State furnished by the State to such rating agencies. Any explanation of the significance of such ratings may be obtained only from the rating agencies furnishing the same. There is no assurance that such ratings will prevail for any given period of time or that they will not be revised downward or withdrawn entirely by any or all of such rating agencies if, in the judgment of any or all of them, circumstances so warrant. Any such downward revision or withdrawal of such ratings, or any or all of them, may have an adverse effect on the market price of the Bonds. To the extent that the portfolio of Michigan municipal bonds is comprised of revenue of general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                             INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

         No Fund of the Trust may:

         1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of a Fund's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that (a) with respect to each Fund, other than the Michigan Tax-Free Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 25% of the value of the Fund's total assets (taken at current value) may be invested without regard to these limitations and (b) with respect to the Michigan Tax-Free Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 50% of the value of the Fund's total assets may be invested without regard to these limitations so long as no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of a Fund's total assets;

         2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation;

         3. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in investment limitation 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clause (i) and, with respect to the Money Market Funds, clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

         4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

         5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

         6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting;

         7. Write or sell put options, call options, straddles, spreads, or any combination thereof except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies. Notwithstanding the above, the Tax-Free Short-Intermediate Bond Fund may not write or purchase options, including puts, calls, straddles, spreads, or any combination thereof;

         8. Purchase securities of companies for the purpose of exercising control;

         9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

         10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that each Equity Fund and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies; or

         11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment objective and policies.

         In addition, the Tax-Free Short-Intermediate Bond Fund may not:

         1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or its Advisor who own beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

         2. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation; or

         3. Participate on a joint or joint and several basis in any securities trading account.

         No Fund of Framlington may:

         1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of a Fund may be invested without regard to this 5% limitation;

         2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries and the Global Financial Services Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the financial services industry);

         3. Borrow money or enter into reverse repurchase agreements except that a Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of a Fund's total assets; provided a Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         8. Purchase securities on margin, or make short sales of securities (except that the Global Financial Services Fund may make short sales of securities), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options of futures;

         9. Make investments for the purpose of exercising control or management;

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by a Fund's Prospectus; or

         11.      Issue senior securities, except as permitted by the 1940 Act.

         Additional investment restrictions adopted by each Fund of Framlington which may be changed by the Board of Trustees, provide that each Fund may not:

         1.       Invest more than 15% of its net assets in illiquid securities;

         2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

         3. Invest in other investment companies except as permitted under the 1940 Act.

         No Fund of the Company may:

         1.       Invest more than 25% of its total assets in any one industry
                  (i) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not considered to represent industries; (ii) except that the Real Estate Equity Investment Fund will invest more than 25% of its assets in securities of issuers in the real estate industry;
                  (iii) except that the NetNet Fund will invest more than 25% of its assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or Intranet related businesses; (iv) provided that with respect to the Large-Cap Growth Fund, utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; (v) except that the Future Technology Fund will invest more than 25% of its total assets in the technology industry; (vi) except that the International NetNet Fund will invest more than 25% of its assets in securities of foreign companies engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing of products, processes or services for use with the Internet or Intranet related businesses; (vii) except that the Bio(Tech)2 Fund will invest more than 25% of its assets in securities of companies dedicated to biotechnological solutions for the healthcare and medical fields; and (viii) except that the Power Plus Fund will invest more than 25% of its assets in securities of companies that are primarily engaged in non-regulated energy and power activities;

         2. (For each Fund except the International Bond Fund and the Future Technology Fund) with respect to 75% of a Fund's assets, invest more than 5% of a Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         3. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and
                  (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of a Fund's total assets and 33 1/3% of the Money Market Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         7. (For each Fund except the Real Estate Equity Investment Fund) purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein. The Real Estate Equity Investment Fund may not buy or sell real estate; however, this prohibition does not apply to the purchase or sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, (iii) securities of companies operating in the real estate industry including real estate investment trusts, and
                  (iv) the holding and sale of real estate acquired as a result of the ownership of securities;

         8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds (with the exception of the Money Market Fund) may make margin deposits in connection with transactions in options, futures and options on futures;

         9. Make investments for the purpose of exercising control or management; or

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Future Technology, MidCap Select, Multi-Season, NetNet, Real Estate, Value and International Bond Funds of forward currency contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

         Additional investment restrictions adopted by each Fund of the Company, which may be changed by the Board of Directors, provide that each Fund may not:

         1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and (in the case of International Bond Fund only) which are not otherwise marketable;

         2. (For each Fund except the International Bond Fund and the Future Technology Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

         3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases); or

         4. Invest in other investment companies except as permitted under the 1940 Act.

         In addition, the International Bond Fund and the Future Technology Fund may not with respect to 50% of each Fund's assets, invest more than 5% of each Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

         During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund (other than the Index 500 Fund and the Money Market Funds) may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             MANAGEMENT OF THE FUNDS

                        TRUSTEES, DIRECTORS AND OFFICERS

         The trustees, directors and executive officers of the Trust, Framlington and the Company, and their business addresses, ages, and principal occupations during the past five years are as set forth below. An asterisk (*) indicates a trustee/director who may be deemed to be an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust, Framlington and the Company.

------------------------------------------------------------------------------------------------------------------------
                                    Positions with Trust, Company    Principal Occupation(s)
Name, Address and Age               and Framlington+                 During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott                  Trustee/Director and Chairman    Senior Advisor to the President, Western Michigan
1024 Essex Cir.                     of the Board of Trustees and     University (July 1995 through December 1998).
Kalamazoo, MI 49008                 Directors                        Director, Steelcase Financial Corporation (since
Age 69.                                                              1998).

------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.                   Trustee/Director and Vice        Chairman and Chief Executive Officer, Walbridge
1876 Rathmor                        Chairman of the Boards of        Aldinger Company (construction company) (1991 to
Bloomfield Hills, MI 48304          Trustees and Directors           present).
Age 54.

------------------------------------------------------------------------------------------------------------------------
David J. Brophy                     Trustee/Director                 Professor, University of Michigan (since August
1025 Martin Pl.                                                      1966).  Director, River Place Financial Corporation
Ann Arbor, MI 48104                                                  (since 1982).
Age 65.

------------------------------------------------------------------------------------------------------------------------
Dr. Joseph E. Champagne             Trustee/Director                 Vice President, Macomb College (since 2001); Dean,
319 East Snell Rd.                                                   Macomb College (since September 1997); Corporate
Rochester, MI 48306                                                  and Executive Consultant (since September 1993).
Age 63.                                                              Chairman of Board of Directors, Ross Controls of
                                                                     Troy, Michigan (manufacturing and engineering
                                                                     corporation).

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                 Positions with Trust          Principal Occupation (s)
Name, Address and Age            Company and Framlington+      During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert                 Trustee/Director              President and Chief Executive Officer, Capital
10726 Falls Pointe Dr.                                         Automotive REIT (real estate investment trust
Great Falls, VA 22066                                          specializing in retail automotive properties)
Age 53.                                                        (since November 1997); President, Mid-Atlantic
                                                               Region of Pulte Home Corporation (developer of
                                                               residential land and construction of housing units)
                                                               (1983 to 1997).  Director, Capital Automotive REIT
                                                               (real estate investment trust specializing in
                                                               retail automotive properties).

------------------------------------------------------------------------------------------------------------------------
 Dr. Arthur T. Porter            Trustee/Director              President and Chief Executive Officer of the Detroit
 3663 Woodward Ave.                                            Medical Center (May 1999 to present); Executive
 Suite 200                                                     Vice President and Chief Operating Officer of
 Detroit, MI 48201                                             Detroit Medical Center (February 1999 to May 1999);
 Age 45.                                                       Professor with Tenure and Chairman of Radiation
                                                               Oncology of Wayne State University School of Medicine
                                                               (1991 to 1999); Radiation Oncologist in Chief of Detroit
                                                               Medical Center (1991 to 1999); President and Chief
                                                               Executive Officer of Radiation Oncology Research and
                                                               Development Center (1991 to 1999); Chief, Gershenson
                                                               Radiation Oncology Center-Harbor Hospital (1991 to 1999).
                                                               Chairman of the Board of Chancellors of the
                                                               American College of Radiation Oncology; Director,
                                                               Board of Scientific Counselors of National Cancer
                                                               Institute (USA); Director, Detroit Economic Club.

------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan               Trustee/Director              President of Monahan Enterprises, LLC (consulting
3707 W. Maple Rd.                                              company) (June 1999 to present); Chairman of the
Suite 102                                                      Advisor (January 2000 to December 2000); Chief
Bloomfield Hills, MI 48301                                     Executive Officer of the Advisor (October 1999 to
Age 62.                                                        December 1999); President of Comerica
                                                               Incorporated (February 1992 to June 1999);
                                                               President of Comerica Bank (February 1992 to June
                                                               1999). Director, Framlington Group plc (December
                                                               1999 to present); Director, Hertz Corporation;
                                                               Director, Jacobson Stores, Inc.
------------------------------------------------------------------------------------------------------------------------
James C. Robinson                President                     Chief Executive Officer of the Advisor (January
480 Pierce St.                                                 2000 to present) Executive Vice President of the
Suite 300                                                      Advisor (February 1998 to December 1999); Chief
Birmingham, MI 48009                                           Investment Officer/Fixed Income of the Advisor
Age 40.                                                        (January 1995 to December 1999).

------------------------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg           Vice President and Secretary  General Counsel to the Advisor (July 2000 to
480 Pierce St.                                                 present); Deputy General Counsel of Strong Capital
Suite 300                                                      Management, Inc. (November 1996 to July 2000);
Birmingham, MI 48009                                           Associate Counsel of Strong Capital Management,
Age 43.                                                        Inc. (December 1992 to November 1996).

--------------------------------------------------------------------------------------------------------------------
                                 Positions with Trust          Principal Occupation (s)
Name, Address and Age            Company and Framlington+      During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Elyse G. Essick                  Vice President                Vice President and Director of Communications and
480 Pierce St.                                                 Client Services of the Advisor (since January
Suite 300                                                      1995).
Birmingham, MI 48009
Age 43.

--------------------------------------------------------------------------------------------------------------------
Peter K. Hoglund                 Vice President                Chief Administration Officer of the Advisor (May
480 Pierce St.                                                 2000 to present); Associate of Heartland Industrial
Suite 300                                                      Partners, a private equity group (October 1999 to
Birmingham, MI 48009                                           May 2000); Sr. Portfolio Manager of the Advisor
Age 35.                                                        (January 1995 to October 1999).

--------------------------------------------------------------------------------------------------------------------
Cherie Ugorowski                 Treasurer                     Controller of the Advisor (June 2001 to present);
480 Pierce St.                                                 External Reporting Manager, Corporate
Suite 300                                                      Consolidation & Income Tax Accounting,
Birmingham, MI 48009                                           DaimlerChrysler Corporation (June 2000 to June
Age 32.                                                        2001); External Reporting Specialist,
                                                               DaimlerChrysler Corporation(September 1999 to
                                                               June 2000); Manager, Audit and Business Advisory
                                                               Practice, Arthur Andersen LLP (May 1995 to
                                                               September 1999).

--------------------------------------------------------------------------------------------------------------------
David Rumph                      Assistant Treasurer           Analyst of the Advisor (May 2001 to present);
480 Pierce St.                                                 Analyst, Controller's Group, Delphi Automotive
Suite 300                                                      Corp. (June 1999 to April 2001); Manager, Mutual
Birmingham, MI 48009                                           Fund Operations, First Chicago NBD Bank's Pegasus
Age 29.                                                        Funds (May 1997 to May 1999); Audit Senior, Arthur
                                                               Andersen LLP (September 1993 to April 1997).

--------------------------------------------------------------------------------------------------------------------
Bradford E. Smith                Assistant Treasurer           Manager of Mutual Fund Operations of the Advisor
480 Pierce St.                                                 (March 2000 to present); Administrator of Mutual
Suite 300                                                      Fund Operations of the Advisor (August 1999 to
Birmingham, MI 48009                                           February 2000); Assistant Vice President, Madison
Age 29.                                                        Mosaic, LLC (advisor to the Mosaic Funds)
                                                               (September 1998 to July 1999); Assistant Director of
                                                               Shareholder Service, Madison Mosaic, LLC (April
                                                               1997 to August 1998); Cash  Manager, GIT Funds
                                                               (n.k.a. Mosaic Funds); (June 1996 to March 1997).

--------------------------------------------------------------------------------------------------------------------
Melanie Mayo West                Assistant Secretary           Associate General Counsel of the Advisor (November
480 Pierce St.                                                 2000 to present); Associate, Dykema Gossett PLLC
Suite 300                                                      (August 1998 to November 2000); Associate, Hertz,
Birmingham, MI 48009                                           Schram & Saretsky, P.C. (March 1998 to August
Age 34.                                                        1998); Associate, Howard & Howard Attorneys, P.C.
                                                               (May 1995 to March 1998).

--------------------------------------------------------------------------------------------------------------------------
                                    Positions with Trust             Principal Occupation (s)
Name, Address and Age               Company and Framlington          During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Mary Ann Shumaker                   Assistant Secretary              Associate General Counsel of the Advisor (since
480 Pierce St.                                                       July 1997); Associate, Miro Weiner & Kramer (law
Suite 300                                                            firm) (1991 to 1997).
Birmingham, MI 48009
Age 47.

--------------------------------------------------------------------------------------------------------------------------


------
+ Individual holds the same position with St. Clair Funds, Inc. ("St. Clair") and Munder @Vantage Fund ("@Vantage"), each a registered investment company.

         Trustees of the Trust and Framlington who are not employees of the Advisor or any of its affiliates and Directors of the Company and St. Clair who are not employees of the Advisor or any of its affiliates receive an aggregate fee from the Trust, Framlington, the Company and St. Clair for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 ($55,000 for the Chairman) and a fee of $3,500 for each Board meeting attended. Trustees of @Vantage who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $5,000 and a fee of $500 for each meeting attended. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive a retainer and a fee for each meeting of the committee attended. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The Boards of Directors/Trustees of the Company, the Trust, Framlington and St. Clair adopted a deferred compensation plan (the "Plan") on August 14, 2001. The Plan permits each director/trustee who receives compensation from the Funds of the Company, the Trust, Framlington and St. Clair to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption, each director/trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the director/trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring director/trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligations of the Company, the Trust, Framlington and St. Clair to make payments under the Plan will be unsecured general obligations of the Funds, payable out of the general assets and property of the Funds. A director/trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the director/trustee (up to 10 years). If a director/trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

         The following table summarizes the compensation paid by the Trust, Framlington, the Company, St. Clair and @Vantage to their respective Directors/Trustees for the fiscal year ended June 30, 2001. Dr. Porter began receiving compensation as of February 25, 2001 when he became a Director/Trustee. Mr. Monahan began receiving compensation as of January 1, 2001, prior to which he was not employed by the Advisor.


-----------------------------------------------------------------------------------------------------------------------------------
                                      Aggregate Compensation from

                                                                                              Pension
                                                                                              Retirement
                                                                                              Benefits      Estimated
                                                                                              Accrued as    Annual       Total
                                                                                              Part of       Benefits     from the
                          Company       Trust         Framlington   St. Clair   @Vantage      Fund          upon         Fund
                          (15 funds)    (14 funds)    (4 funds)     (6 funds)   (1 fund)      Expenses      Retirement   Complex
-----------------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott        $39,861.63    $ 22,128.03   $3,276.68     $3,108.66   $7,000        None          None         $75,375
-----------------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.         $37,019.59    $ 20,550.34   $3,043.05     $2,887.02   $7,000        None          None         $70,500
-----------------------------------------------------------------------------------------------------------------------------------
David J. Brophy           $39,205.78    $21,7963.95   $3,222.76     $3,057.51   $7,000        None          None         $74,250
-----------------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne       $38,039.81    $ 21,116.69   $3,126.92     $2,966.58   $7,000        None          None         $72,250

-----------------------------------------------------------------------------------------------------------------------------------
                                      Aggregate Compensation from
                                                                                              Pension
                                                                                              Retirement
                                                                                              Benefits      Estimated
                                                                                              Accrued as    Annual       Total
                                                                                              Part of       Benefits     from the
                          Company       Trust         Framlington   St. Clair   @Vantage      Fund          upon         Fund
                          (15 funds)    (14 funds)    (4 funds)     (6 funds)   (1 fund)      Expenses      Retirement   Complex
-----------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert          $40,808.99    $22,653.92    $3,354.55     $3,182.54   $   7,000     None          None         $77,000
-----------------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan        $ 8,599.03    $ 4,733.51    $  706.85     $  670.61   $1,750.00     None          None         $16,500
-----------------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter          $15,740.61    $ 8,737.94    $1,293.90     $1,227.55   $6,500.00     None          None         $33,500
-----------------------------------------------------------------------------------------------------------------------------------

         No officer, director or employee of the Advisor, the Sub-Advisor, Comerica, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. As of September 30, 2001, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust except the Tax-Free Money Market Fund in which the Directors and officers, as a group owned 6.53% of Class A shares, and the Trustees and officers of Framlington, as a group, owned less than 1% of all classes of outstanding shares of the Funds of Framlington except the Emerging Markets Fund and the Healthcare Fund in which Trustees and officers, as a group, owned 1.41% and 3.46% of Class Y shares these Funds, respectively, and the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Company except the Biotech Fund, the Digital Economy Fund, Future Technology Fund, the International NetNet Fund, the Micro-Cap Fund, the Money Market Fund and the NetNet Fund in which the Directors and officers, as a group, owned 3.52%, 23.85%, 2.68%, 5.10%, 2.50%, 2.42% and
7.20% of Class Y shares of these Funds, respectively.

         James C. Robinson is administrator of a pension plan for employees of Munder Capital Management, which as of September 29, 2001, owned 9,675.22 Class Y shares of the Emerging Markets Fund, 13,110.06 Class Y shares of the International Growth Fund, 12,576.00 Class Y shares of the International Equity Fund, 30,737.54 Class Y shares of the Large-Cap Value Fund, 16,129.03 Class Y shares of the MidCap Select Fund, 38,867.25 Class Y shares of the Multi-Season Growth Fund, 20,218.97 Class Y shares of the Real Estate Fund, 13,951.81 Class Y shares of the Small-Cap Value Fund, 10,604.20 Class Y shares of the Small Company Growth Fund, which represented less than 1% of the outstanding Class Y Shares of these Funds. As of the same date, the pension plan owned 6,932.62 Class Y shares of the Healthcare Fund, 19,458.41 Class Y shares of the Large-Cap Growth Fund and 49,194.97 Class Y shares of the Index 500 Fund and which represented 1.85%, 1.14% and 1.38%, respectively, of the outstanding Class Y shares of these Funds.

         The initial sales charge on Class A shares of the Funds of the Company, the Trust and Framlington will be waived for full-time employees and retired employees of the Advisor and individuals with an investment account or relationship with the Advisor.

         Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust's and Framlington's Declaration of Trust, as amended, each provide that shareholders shall not be subject to any personal liability in connection with the assets of the Trust or Framlington for the acts or obligations of the Trust or Framlington, and that every note, bond, contract, order or other undertaking made by the Trust or Framlington shall contain a provision to the effect that the shareholders are not personally liable thereunder. Each Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. Each Declaration of Trust, as amended, also provides that the Trust and Framlington shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust or Framlington, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or Framlington itself would be unable to meet its obligations.

         Each Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, the Trust or Framlington shall look solely to the trust property for payment; that no Trustee of the Trust or Framlington shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust or Framlington; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, each Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust and Framlington to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor and Sub-Advisor. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Trust and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The Advisor replaced World Asset Management L.L.C. ("World") as investment advisor to the Index 500 Fund and the International Equity Fund on October 15, 2001, following the merger of World, formerly a wholly-owned subsidiary of the Advisor, into the Advisor. World Asset Management, a division of the Advisor will be responsible for managing these Funds. The general partners of the Advisor are WAM, WAM II and Munder Group LLC. WAM and WAM II are indirectly wholly-owned subsidiaries of Comerica Bank - Michigan, which, in turn, is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor that have been approved by the Boards of Directors/Trustees and by the shareholders.

         Under the terms of the Advisory Agreements, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Boards of Directors/Trustees. Under the terms of the Advisory Agreement between the Advisor and Framlington and the Advisor and the Company, the Advisor furnishes overall investment management for the Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund, provides research and credit analysis, oversees the purchase and sale of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Directors/Trustees as requested.

         The Advisory Agreements will continue in effect for a period of two years from their effective dates. If not sooner terminated, each Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Boards of Directors/Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Boards of Directors/ Trustees. Each Advisory Agreement is terminable with respect to a Fund by vote of the Boards of Directors/Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, Framlington or the Company, as applicable. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

         The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC Holdings plc, a banking and financial services organization based in the United Kingdom.

         The Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund have entered into a Sub-Advisory Agreement with the Advisor and the Sub-Advisor which has been approved by the shareholders of these Funds. Under the terms of the Sub-Advisory Agreement, the Sub-Advisor provides sub-advisory services to the Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund. The Sub-Advisor is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

         The Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors/Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Directors/Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Directors/Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to Framlington. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to an annual fee from each Fund computed daily and payable monthly at the rates set forth below:

1.25% of average daily net assets
         .    Emerging Markets Fund
         .    International NetNet Fund
         .    Bio(Tech)/2/ Fund

1.00% of the first $250 million of average daily net assets and 0.75% of average daily net assets in excess of $250 million
         .    International Growth Fund
         .    Healthcare Fund

1.00% of average daily net assets
         .    Micro-Cap Equity Fund

1.00% of the first $4 billion of average daily net assets; 0.95% of average daily net assets from $4 billion to $5 billion; and 0.90% of average daily net assets in excess of $5 billion
         . Future Technology Fund
         . NetNet Fund

0.75% of average daily net assets
         .    Digital Economy Fund
         .    Global Financial Services Fund
         .    Large-Cap Growth Fund
         .    Large-Cap Value Fund
         .    MidCap Select Fund
         .    International Equity Fund
         .    Power Plus Fund
         .    Small-Cap Value Fund
         .    Small Company Growth Fund
         .    Multi-Season Growth Fund

0.74% of average daily net assets
         .    Real Estate Equity Investment Fund

0.65% of average daily net assets
         .    Balanced Fund

0.50% of average daily net assets
         .    Bond Fund
         .    Intermediate Bond Fund
         .    International Bond Fund
         .    U.S. Government Income Fund
         .    Michigan Tax-Free Bond Fund
         .    Tax-Free Bond Fund
         .    Tax-Free Short-Intermediate Bond Fund

0.40% of average daily net assets
         .    Money Market Fund

0.35% of average daily net assets
         .    Cash Investment Fund
         .    Tax-Free Money Market Fund
         .    U.S. Treasury Money Market Fund

0.20% of the first $250 million of average daily net assets;
0.12% of the next $250 million of average daily net assets
and 0.07% of average daily net assets in excess of $500 million
         .    Index 500 Fund

         The Advisor expects to voluntarily reimburse expenses during the current fiscal year with respect to Bio(Tech)2 Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund. The Advisor may discontinue such expense reimbursements at any time, in its sole discretion.

         The Advisor pays the Sub-Advisor an annual fee payable on a monthly basis as follows:

0.625% of average daily net assets
         .    Emerging Markets Fund
         .    International NetNet Fund
         .    Bio(Tech)/2/ Fund

0.50% of the first $250 million of average daily net assets
and 0.375% of average daily net assets in excess of $250 million
         .    International Growth Fund
         .    Healthcare Fund

0.375% of average daily net assets
         .    Global Financial Services Fund

         The advisory fees for the Funds of the Trust, the Company and Framlington for the last three fiscal years are set forth below.

--------------------------------------------------------------------------------------------------------------------------------
                                  Fiscal year ended              Fiscal year ended               Fiscal year ended
                                  June 30, 1999                  June 30, 2000                   June 30, 2001
                                                  Advisory Fees                  Advisory Fees                  Advisory Fees
                                  Advisory        Waived/         Advisory       Waived/         Advisory       Waived/
                                  Fees            Reimbursed      Fees           Reimbursed (if  Fees           Reimbursed (if
                                  Received        (if any)        Received       any)            Received       any)
--------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $  417,501               --    $   260,611             --       $   587,199             --
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                         $1,323,141               --    $ 1,077,348             --       $   852,886             --
--------------------------------------------------------------------------------------------------------------------------------
Cash Investment Fund              $4,450,033               --    $ 4,653,012             --       $ 3,911,444             --
--------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                    $  681,461       $1,778,650    $ 1,400,747     $2,311,983       $ 1,385,781     $2,384,224
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund            $2,847,670               --    $ 2,355,369             --       $ 1,976,571             --
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund         $1,537,543               --    $ 1,637,127             --       $ 1,302,005             --
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund              $1,851,765               --    $ 1,483,572             --       $ 1,432,043             --
--------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund       $  345,389               --    $   280,550             --       $   245,905             --
--------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund         $2,558,572               --    $ 1,874,829             --       $ 1,150,571            --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                $  971,168               --    $   771,797             --       $   676,657             --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund        $1,188,449               --    $ 1,275,367             --       $ 1,272,701             --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate       $1,511,012               --    $ 1,220,097             --       $   994,412             --
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund       $1,506,263               --    $ 1,299,092             --       $ 1,093,131             --
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund   $  334,833               --    $   222,962             --       $   272,654             --

--------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund*                        --               --             --             --       $    90,469             --
--------------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund**                    --               --             --             --       $    63,687             --
--------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund                    --               --    $ 8,502,085     $  375,027       $14,555,486     $  834,674
--------------------------------------------------------------------------------------------------------------------------------
International Bond Fund           $  270,236               --    $   244,829             --       $   168,484             --
--------------------------------------------------------------------------------------------------------------------------------
International NetNet Fund                 --               --    $ 1,039,691             --       $ 3,544,304             --
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund             $   50,364***            --    $    85,110             --       $   133,242             --
--------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund             $  432,863       $   50,658    $   852,143     $    4,684       $ 1,169,817             --
--------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                $   19,294       $   12,414    $    48,430     $    3,256       $   162,554     $   47,138
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                 $  514,285               --    $   488,797             --       $   400,609             --
--------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund          $5,611,477       $1,250,000    $ 5,251,672     $1,250,000       $ 5,012,075     $1,092,466
--------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                       $8,434,195               --    $62,796,523             --       $47,862,544             --
--------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund****                       --               --                            --       $   197,456             --
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment     $  652,005               --    $   493,473             --       $   451,737             --
Fund
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $1,022,524               --    $   716,497             --       $   450,929             --

--------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund             $  538,218       $  118,477    $   773,463     $   95,447       $   668,842     $   37,543
--------------------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund    $   18,413               --    $    28,221     $   30,409       $    56,924     $   86,581
--------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                   $  192,182       $   59,761    $   819,735     $   15,128       $ 4,412,869             --
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund         $  626,144       $   93,638    $   787,367     $   17,963       $   708,907     $   61,862
--------------------------------------------------------------------------------------------------------------------------------

_______
*The Bio(Tech)/2/ Fund commenced operations on November 1, 2000. The advisory fees paid are for the period of commencement of operations through June 30, 2001.
**The Digital Economy Fund commenced operations on September 18, 2000. The advisory fees paid are for the period of commencement of operations through June 30, 2001.
***The advisory fees paid are for the period of commencement of operations November 11, 1998 through June 30, 1999 for the Large-Cap Growth Fund.
****The Power Plus Fund commenced operations on March 13, 2001. The advisory fees paid are for the period of commencement of operations through June 30, 2001.

         Distribution Agreement. The Trust, Framlington and the Company have entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Suite 300, Boston, Massachusetts 02109.

         Distribution and Services Arrangements - Class A, Class B, Class C, Class II and Class K Shares. Effective February 25, 2001, the Funds approved the combination and restatement of each of the Funds' existing Distribution and Service Plans (for Class B, Class C and Class II shares) and Service Plans (for Class A and Class K shares) into one amended and restated combined Distribution and Service Plan (the "Plan"). Under the Plan, adopted in accordance with Rule 12b-1 with respect to the Class A, Class B, Class C and Class II shares only, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to distribution of its shares and the provision of certain shareholder services.

         For Class A shares, the Plan authorizes payment to the Distributor of an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A shares of each Fund. For Class B, Class C and Class II shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B, Class C and Class II shares of each relevant Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B, Class C and Class II shares of each relevant Fund.

         Class K shares are sold to customers of banks and other financial institutions that have entered into agreements with the Funds to provide shareholder services. Each Fund may pay to such financial institutions an annual service fee of not more than 0.25%, or 0.15% in the case of the Money Market Funds, of the value of the average daily net assets of the Class K shares beneficially owned by the customers of these financial institutions.

         Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds' arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

         Under the terms of the Plan for each of the classes of shares, the Plan continues from year to year, provided such continuance is approved annually by vote of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Trust, Framlington or the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors/Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund on not more than 30 days' written notice to the Distributor of the Plan. Pursuant to each Plan, the Distributor will provide the Boards of Directors/Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

         In the case of Class A, Class B, Class C and Class II shares, the Directors/Trustees have determined that the Plan will benefit the Trust, Framlington, the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

         In the case of Class K shares, the Directors/Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

         With respect to Class B, Class C and Class II shares of each relevant Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B, Class C and Class II shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

         The fees paid to the Distributor pursuant to the Plan for the Class A, Class B, Class C and Class II shares are set forth in the tables below.

--------------------------------------------------------------------------------------------------------------------
                                                                           Class A Shares

                                                  Fiscal year ended       Fiscal year ended    Fiscal year ended
                                                  June 30, 1999           June 30, 2000        June 30, 2001
--------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                                     $  2,752                $    6,781           $   40,469
--------------------------------------------------------------------------------------------------------------------
Bond Fund                                         $  5,031                $    6,407           $   10,489
--------------------------------------------------------------------------------------------------------------------
Cash Investment Fund                              $318,257                $  340,566           $  337,116
--------------------------------------------------------------------------------------------------------------------
Index 500 Fund                                    $668,669                $1,143,992           $1,171,657
--------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                            $ 22,016                $   23,737           $   22,132
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                         $ 16,677                $   20,809           $   24,208
--------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                              $ 14,718                $   14,052           $   15,689
--------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                       $  5,390                $    3,097           $    3,921
--------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                         $ 52,064                $   41,740           $   34,812
--------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                                $  6,166                $    5,108           $    5,446
--------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate Bond Fund             $ 16,189                $   13,533           $   15,980
--------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                        $177,079                $  203,692           $  198,391
--------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                       $  9,378                $   14,228           $   13,715
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   $ 28,349                $   40,320           $  110,232
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund                                      N/A                       N/A           $    5,673
--------------------------------------------------------------------------------------------------------------------
Digital Economy Fund                                   N/A                       N/A           $    5,912
--------------------------------------------------------------------------------------------------------------------
Future Technology Fund                                 N/A                $  807,563           $1,275,843
--------------------------------------------------------------------------------------------------------------------
International Bond Fund                           $    813                $      931           $    2,309
--------------------------------------------------------------------------------------------------------------------
International NetNet Fund                              N/A                $   93,973           $  294,364
--------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                  N/A                       N/A           $    4,420
--------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                             $ 19,674                $   52,367           $   84,949
--------------------------------------------------------------------------------------------------------------------
Money Market Fund                                 $ 45,127                $   77,597           $   71,017
--------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund                          $100,839                $  138,000           $  144,122
--------------------------------------------------------------------------------------------------------------------
NetNet Fund                                       $839,394                $5,779,672           $4,357,573
--------------------------------------------------------------------------------------------------------------------
Power Plus Fund                                        N/A                       N/A           $   23,489
--------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund                $  7,993                $    7,030           $    7,496
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                              $ 15,374                $   10,020           $   11,290
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                             $  1,134                $    4,275           $    6,457
--------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund                         N/A                       N/A           $    3,067
--------------------------------------------------------------------------------------------------------------------
Healthcare Fund                                   $ 10,366                $   55,424           $  417,539
--------------------------------------------------------------------------------------------------------------------
International Growth Fund                         $  5,139                $    6,907           $    6,316
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                         Class B Shares

                                  Fiscal year ended              Fiscal year ended               Fiscal year ended
                                  June 30, 1999                  June 30, 2000                   June 30, 2001

                                  Distribution    Contingent     Distribution     Contingent     Distribution    Contingent
                                  and Service     Deferred       and Service      Deferred       and Service     Deferred
                                  Fees            Sales Charge   Fees             Sales Charge   Fees            Sales Charge
--------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $    9,120     $      909       $    41,466       $    5,282      $   292,996      $   75,740
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                         $   15,696     $    2,354       $    31,465       $   15,127      $    53,963      $   35,291
--------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                    $1,928,910     $  146,960       $ 3,539,936       $  445,827      $ 3,837,933      $  474,865
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund            $   22,201     $    9,978       $    52,872       $   21,820      $    66,601      $   18,889
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund         $    9,592     $    4,257       $    21,134       $    4,959      $    28,997      $   81,676
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund              $   24,950     $    4,389       $    36,171       $    9,635      $    72,162      $   27,896
--------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund       $    6,916     $      434       $     4,878       $   11,055      $     4,327      $    3,428
--------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund         $  107,763     $   36,705       $    85,145       $   39,502      $    73,832      $   17,386
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                $    7,353     $      428       $    11,148       $    4,706      $    18,615      $   12,850
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate
Bond Fund                         $    9,837     $      652       $    12,688       $    2,746      $    18,784      $    6,531
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund       $   35,222     $    3,037       $    48,689       $   13,410      $    76,202      $   35,171
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund                        N/A            N/A               N/A              N/A      $    29,826      $   15,037
--------------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund                     N/A            N/A               N/A              N/A           32,140      $   15,855
--------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund                   N/A            N/A       $ 3,288,288       $1,144,892      $ 5,795,617      $2,844,379
--------------------------------------------------------------------------------------------------------------------------------
International Bond Fund           $    1,342     $        0       $     1,544       $      500      $     1,769      $      204
-------------------------------------------------------------------------------------------------------------------------------
International NetNet Fund                N/A            N/A       $   294,198       $        0      $ 1,048,794      $  791,114
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                    N/A            N/A               N/A              N/A      $    13,478      $    3,394
--------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund             $  127,395     $   50,177       $   265,788       $   50,080      $   405,190      $   99,583
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                 $   47,860     $   77,825       $   209,739       $  549,710      $   324,746      $  608,191
--------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund          $  948,914     $   41,704       $   672,504       $   81,040      $   304,534      $   60,921
--------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                       $3,635,986     $1,584,021       $26,585,334       $8,862,142      $20,245,057      $8,535,057
--------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund                          N/A            N/A               N/A              N/A      $   116,153      $   16,978
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment     $   56,177     $   22,385       $    37,020       $   24,644      $    34,077      $   11,884
Fund
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $   28,749     $    6,116       $    28,323       $   10,622      $    58,789      $    9,813
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund             $    4,912     $   22,506       $    21,671       $    9,496      $    21,153      $    7,140
--------------------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund           N/A            N/A               N/A              N/A      $    10,904      $    3,394
--------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                   $   75,939     $   43,628       $   302,508       $  163,343      $ 2,011,561      $  954,006
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund         $    5,792     $   15,508       $    10,623       $    4,494      $    13,524      $    3,172
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                         Class C Shares

                                  Fiscal year ended              Fiscal year ended               Fiscal year ended
                                  June 30, 1999                  June 30, 2000                   June 30, 2001

                                  Distribution    Contingent     Distribution     Contingent     Distribution    Contingent
                                  and Service     Deferred       and Service      Deferred       and Service     Deferred
                                  Fees            Sales Charge   Fees             Sales Charge   Fees            Sales Charge
--------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $    1,491     $       36       $    14,537       $      504      $   157,917      $   11,102
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                         $    2,689     $        0       $     4,054       $      444      $     6,355      $      310
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund            $    2,423     $      436       $     7,507       $    1,117      $    11,663      $    1,328
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund         $   17,822     $      259       $    29,497       $    1,010      $    36,518      $    1,901
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund              $    9,852     $    2,098       $    10,898       $    2,154      $    25,127      $      826

----------------------------------------------------------------------------------------------------------------------------------
                                                         Class C Shares


                                  Fiscal year ended              Fiscal year ended              Fiscal year ended
                                  June 30, 1999                  June 30, 2000                  June 30, 2001


                                  Distribution    Contingent     Distribution     Contingent    Distribution     Contingent
                                  and Service     Deferred       and Service      Deferred      and Service      Deferred
                                  Fees            Sales Charge   Fees             Sales Charge  Fees             Sales Charge
--------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund       $    2,242      $  2,946       $      1,545     $      130    $     1,067      $    536
--------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund         $   47,642      $  4,471       $     33,388     $    1,134    $    29,031      $    533
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                $      666      $     10       $      1,676     $       53    $     5,093      $    618
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate
Bond Fund                         $      316      $      0       $      2,757     $    1,387    $     2,605      $    101
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund       $    6,931      $      0       $     13,976     $    2,663    $    15,699      $  1,656
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------------------------------------------------------
International Bond Fund           $      491      $      0       $        524     $        0    $       346      $      0
--------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund             $   57,284      $  6,445       $    117,226     $   10,072    $   184,860      $  8,887
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                 $   15,411      $ 11,034       $     74,390     $   85,315    $   154,853      $ 85,019
--------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund          $  125,706      $  1,353       $    113,212     $      835    $    90,885      $  1,769
--------------------------------- ----------------------------------------------------------------------------------------------
NetNet Fund                       $1,370,510      $235,208       $ 12,742,083     $1,166,840    $ 9,947,611      $683,987
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment     $   12,460      $    594       $      8,021     $      254    $     7,896      $    329
Fund
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $   17,721      $    719       $     14,296     $       40    $    22,829      $    574
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund             $    3,029      $     75       $      7,425     $    2,222    $     5,609      $    788
--------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                   $   23,360      $    446       $    202,310     $   75,560    $ 1,208,627      $252,723
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund         $    1,744      $     46       $      4,721     $      751    $     9,525      $    303
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                         Class II Shares


                                  Fiscal year ended              Fiscal year ended
                                  June 30, 2000                  June 30, 2001


                                  Distribution    Contingent     Distribution     Contingent
                                  and Service     Deferred       and Service      Deferred
                                  Fees            Sales Charge   Fees             Sales Charge
------------------------------------------------------------------------------------------------
Funds of the Company
------------------------------------------------------------------------------------------------
Bio(Tech)2 Fund                          N/A           N/A       $     15,698     $        0
------------------------------------------------------------------------------------------------
Digital Economy Fund                     N/A           N/A       $     24,782     $        0
------------------------------------------------------------------------------------------------
Future Technology Fund            $1,882,575      $      0       $  3,369,324     $        0
------------------------------------------------------------------------------------------------
International NetNet Fund         $        0      $      0       $    452,966     $        0
------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                    N/A           N/A       $     15,017     $        0
------------------------------------------------------------------------------------------------
Power Plus Fund                          N/A           N/A       $     46,855     $        0
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Funds of Framlington
------------------------------------------------------------------------------------------------
Global Financial Services Fund           N/A           N/A       $      6,105     $        0
------------------------------------------------------------------------------------------------

         The following amounts were paid by each Fund under the Plan for Class B shares during the fiscal year ended June 30, 2001.

----------------------------------------------------------------------------------------------------------------------------------
                                           Printing and
                                           Mailing of                                                             Interest
                                           Prospectuses                                                           Carrying or
                                           to other than                                         Compensation     other
                                           Current          Compensation      Compensation       to Sales         Financing
                            Advertising    Shareholders     to Underwriters   to Dealers         Personnel        Charges
----------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund              $   42,587.95   $      0         $       0         $   29,771.59      $      0        $    38,757.86
----------------------------------------------------------------------------------------------------------------------------------
Bond Fund                  $    6,907.46   $      0         $       0         $    9,887.97      $      0        $     3,940.56
----------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund             $  446,625.55   $      0         $       0         $  353,950.85      $      0        $   245,911.78
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund     $    8,577.03   $      0         $       0         $   12,824.60      $      0        $    (1,879.26)
---------------------------------------------------------------------------------------------------------------------------------
International Equity Fund  $    3,106.04   $      0         $       0         $    3,901.82      $      0        $     4,874.79
----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund       $   10,134.32   $      0         $       0         $   12,376.62      $      0        $     2,905.31
----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond     $      576.73   $      0         $       0         $      805.77      $      0        $      (142.30)
Fund
----------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund  $    8,414.52   $      0         $       0         $   14,001.09      $      0        $    13,431.00
----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund         $    2,665.02   $      0         $       0         $    3,161.86      $      0        $      (532.40)
----------------------------------------------------------------------------------------------------------------------------------
Tax-Free                   $    2,434.04   $      0         $       0         $    3,622.01      $      0        $     1,186.69
Short-Intermediate Bond
Fund
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income     $   10,257.25   $      0         $       0         $   14,507.34      $      0        $    (3,104.01)
Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
----------------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund          $    5,517.91   $      0         $       0         $    1,986.06      $      0        $     3,790.18
----------------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund       $    5,026.68   $      0         $       0         $    2,664.90      $      0        $     3,315.94
----------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund     $  553,763.90   $      0         $       0         $  281,568.94      $      0        $ 2,106,192.07
----------------------------------------------------------------------------------------------------------------------------------
International Bond Fund    $      177.06   $      0         $       0         $      180.25      $      0        $       605.23
----------------------------------------------------------------------------------------------------------------------------------
International NetNet Fund  $   99,825.41   $      0         $       0         $   19,384.27      $      0        $   496,471.24
----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund      $    2,013.05   $      0         $       0         $    1,095.58      $      0        $     2,144.97
----------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund      $   47,190.00   $      0         $       0         $   52,142.96      $      0        $    93,978.67
----------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund         $    1,461.94   $      0         $       0         $    1,176.68      $      0        $    90,341.63
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund          $   43,751.56   $      0         $       0         $   81,284.86      $      0        $   (87,969.41)
----------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund   $   34,138.07   $      0         $       0         $   65,797.94      $      0        $  (138,428.38)
----------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                $1,843,566.00   $      0         $       0         $3,029,870.89      $      0        $ 5,557,756.84
----------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund            $   30,474.75   $      0         $       0         $    4,618.21      $      0        $     3,309.44
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity         $    4,221.13   $      0         $       0         $    6,846.44      $      0        $     4,535.08
Investment Fund
----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund       $    9,755.48   $      0         $       0         $   11,158.80      $      0        $     5,312.35
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund      $    2,103.44   $      0         $       0         $    2,592.03      $      0        $     7,072.98
----------------------------------------------------------------------------------------------------------------------------------
Global Financial           $    1,530.16   $      0         $       0         $      805.16      $      0        $     1,747.31
Services Fund
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund            $  271,318.60   $      0         $       0         $  110,084.43      $      0        $   467,445.05
----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund  $    1,505.51   $      0         $       0         $    2,112.29      $      0        $     1,892.81
----------------------------------------------------------------------------------------------------------------------------------

         The following amounts were paid by each Fund under the Plan for Class C shares during the fiscal year ended June 30, 2001.

------------------------------------------------------------------------------------------------------------------------------
                                           Printing and
                                           Mailing of                                                             Interest
                                           Prospectuses                                                           Carrying
                                           to other than                                         Compensation     or other
                                           Current          Compensation      Compensation       to Sales         Financing
                             Advertising   Shareholders     to Underwriters   to Dealers         Personnel        Charges
------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                $ 22,263.64         $0               $0          $   48,029.30            $0         $  2,438.50
------------------------------------------------------------------------------------------------------------------------------
Bond Fund                    $    855.76         $0               $0          $    3,168.46            $0         $   (352.49)
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund       $  1,128.18         $0               $0          $    7,212.99            $0         $  2,796.42
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund    $  4,189.79         $0               $0          $   20,400.19            $0         $   (748.16)
------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund         $  3,777.45         $0               $0          $   14,243.82            $0         $ (1,513.28)
------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund  $    125.78         $0               $0          $      819.43            $0         $   (190.21)
------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund    $  3,368.89         $0               $0          $   21,476.18            $0         $ (1,596.50)
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund           $    720.29         $0               $0          $    1,301.64            $0         $    323.74
------------------------------------------------------------------------------------------------------------------------------
Tax-Free                     $    355.78         $0               $0          $    1,147.02            $0         $   (376.79)
Short-Intermediate Bond
Fund
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund  $  2,165.71         $0               $0          $    8,749.28            $0         $ (1,388.78)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
------------------------------------------------------------------------------------------------------------------------------
International Bond Fund      $     40.66         $0               $0          $      226.63            $0         $      1.96
------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund        $ 21,842.21         $0               $0          $   85,697.27            $0         $  2,849.61
------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund           $    748.70         $0               $0          $    1,228.66            $0         $     79.36
------------------------------------------------------------------------------------------------------------------------------
Money Market Fund            $ 21,591.84         $0               $0          $  141,645.38            $0         $(12,124.40)
------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund     $ 10,409.47         $0               $0          $   71,788.33            $0         $ (8,124.42)
------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                  $888,060.99         $0               $0          $5,181,038.33            $0         $(36,520.63)
------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity           $  1,034.53         $0               $0          $    4,709.29            $0         $   (296.18)
Investment Fund
------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund         $  3,526.08         $0               $0          $   15,064.07            $0         $    162.25
------------------------------------------------------------------------------------------------------------------------------
                                                 $0               $0                                   $0
------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington                             $0               $0                                   $0
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund        $    560.60         $0               $0          $    1,938.52            $0         $   (266.18)
------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund              $157,243.99         $0               $0          $  194,735.30            $0         $ 36,520.10
------------------------------------------------------------------------------------------------------------------------------
International Growth Fund    $  1,150.67         $0               $0          $    3,685.14            $0         $    165.99
------------------------------------------------------------------------------------------------------------------------------

         The following amounts were paid by each Fund under the Plan for Class II shares during the fiscal year ended June 30, 2001.

------------------------------------------------------------------------------------------------------------------------------
                                           Printing and
                                           Mailing of                                                             Interest
                                           Prospectuses                                                           Carrying or
                                           to other than                                         Compensation     other
                                           Current          Compensation      Compensation       to Sales         Financing
                             Advertising   Shareholders     to Underwriters   to Dealers         Personnel        Charges
------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
------------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund            $  1,945.49        $0                 $0         $  2,892.79              $0         $    558.04
------------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund         $  4,099.08        $0                 $0         $  6,417.11              $0         $    518.96
------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund       $317,808.78        $0                 $0         $501,311.19              $0         $179,649.54
------------------------------------------------------------------------------------------------------------------------------
International NetNet Fund    $ 41,992.66        $0                 $0         $ 25,273.15              $0         $ 22,737.74
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                           Printing and
                                           Mailing of                                                             Interest
                                           Prospectuses                                                           Carrying
                                           to other than                                         Compensation     or other
                                           Current          Compensation      Compensation       to Sales         Financing
                             Advertising   Shareholders     to Underwriters   to Dealers         Personnel        Charges
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund        $ 2,231.64         $0                 $0         $2,436.43                $0         $234.27
------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund              $12,409.99         $0                 $0         $4,275.14                $0         $335.56
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
------------------------------------------------------------------------------------------------------------------------------
Global Financial Services    $   870.88         $0                 $0         $1,102.09                $0         $266.65
Fund
------------------------------------------------------------------------------------------------------------------------------

         Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Trust, Framlington and the Company pursuant to a combined amended and restated administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust, Framlington and the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder. As compensation for these services, each Fund pays State Street an annual administration fee based upon a percentage of the average net assets of such Fund.

         The fees accrued to the Administrator for the last three fiscal years are set forth in the table below.

------------------------------------------------------------------------------------------------------------------
                                            Fiscal year ended        Fiscal year ended        Fiscal year ended
                                            June 30, 1999            June 30, 2000            June 30, 2001
------------------------------------------------------------------------------------------------------------------
Funds of the Trust
------------------------------------------------------------------------------------------------------------------
Balanced Fund                               $   68,581               $   41,888               $   88,242
------------------------------------------------------------------------------------------------------------------
Bond Fund                                   $  282,194               $  222,750               $  165,699
------------------------------------------------------------------------------------------------------------------
Cash Investment Fund                        $1,375,320               $  845,071               $1,097,429
------------------------------------------------------------------------------------------------------------------
Index 500 Fund                              $1,009,569               $1,483,642               $1,300,344
------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                      $  606,823               $  462,659               $  384,215
------------------------------------------------------------------------------------------------------------------
International Equity Fund                   $  218,250               $  218,373               $  168,506
------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                        $  262,917               $  204,774               $  185,626
------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                 $   73,705               $   58,080               $   47,808
------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                   $  363,930               $  258,496               $  148,968
------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                          $  206,804               $   83,184               $  131,555
------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                  $  361,566               $  181,877               $  353,452
------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate Bond Fund       $  321,790               $  121,907               $  193,323
------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                 $  321,496               $  268,798               $  212,506
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund             $  102,073               $   34,849               $   75,734
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Funds of the Company
------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund                                  N/A                      N/A               $    7,050
------------------------------------------------------------------------------------------------------------------
Digital Economy Fund                               N/A                      N/A               $    8,239
------------------------------------------------------------------------------------------------------------------
Future Technology Fund                             N/A               $  837,627               $1,409,490
------------------------------------------------------------------------------------------------------------------
International Bond Fund                     $   57,684               $   46,528               $   32,752
------------------------------------------------------------------------------------------------------------------
International NetNet Fund                          N/A               $   81,678               $  274,750
------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                       $    7,147               $   11,672               $   17,239
------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                       $   46,203               $   87,836               $  113,687
------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                          $    2,743               $    6,086               $   21,076
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                            Fiscal year ended        Fiscal year ended        Fiscal year ended
                                            June 30, 1999            June 30, 2000            June 30, 2001
--------------------------------------------------------------------------------------------------------------------
Money Market Fund                           $137,095                 $  116,098               $   98,089
--------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund                    $796,216                 $  724,377               $  507,169
--------------------------------------------------------------------------------------------------------------------
NetNet Fund                                 $895,909                 $6,458,442               $4,632,665
--------------------------------------------------------------------------------------------------------------------
Power Plus Fund                                  N/A                        N/A               $   25,480
--------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund          $ 94,060                 $   69,012               $   59,338
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                        $145,544                 $   98,907               $   58,501
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                       $ 45,835                 $   62,437               $   53,219
--------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund              $  2,479                 $    3,884               $    7,378
--------------------------------------------------------------------------------------------------------------------
Healthcare Fund                             $ 20,469                 $   80,784               $  489,282
--------------------------------------------------------------------------------------------------------------------
International Growth Fund                   $ 66,652                 $   79,480               $   68,802
--------------------------------------------------------------------------------------------------------------------

         Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, the Trust and Framlington, State Street computes each Fund's net asset value and keeps the book account for each Fund.

         Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements with the Trust, Framlington and the Company, respectively, under which the Transfer Agent (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards Directors/Trustees concerning the operations of each Fund.

         Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries and other institutions that have entered into agreements with the Company, the Trust and Framlington providing for shareholder services for their customers.

         Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Sub-Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Boards of Directors/Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; and the expense of using independent pricing services. Any general expenses of the Trust, Framlington or the Company that are not readily identifiable as belonging to a particular investment portfolio of the Trust, Framlington or the Company are allocated among all investment portfolios of the Trust, Framlington or the Company by or under the direction of the Boards of Directors/Trustees in a manner that the Boards determine to be fair and equitable. The Advisor, Sub-Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODE OF ETHICS

         The Company, the Trust, Framlington, the Advisor and the Sub-Advisor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Company, the Trust, Munder Framlington, Advisor and the Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Boards of Directors/Trustees, the Advisor or the Sub-Advisor, as the case may be, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

         Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor or the Sub-Advisor, as the case may be, will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor or the Sub-Advisor, as the case may be, believes such practice to be in the Funds' interests.

         Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         Each Fund's portfolio turnover rate is included in the prospectuses under the section entitled "Financial Highlights." For the fiscal years ended June 30, 2001 and June 30, 2000 the portfolio turnover rates for some of the Funds were: 347% and 205%, respectively, for the Bond Fund, 179% and 130%, respectively, for the Intermediate Bond Fund, 140% and 76%, respectively for Small-Cap Value Fund, 145% and 53%, respectively for the Future Technology Fund, 105% and 6%, respectively, for the International NetNet Fund and 223% and 177% for the Emerging Markets Fund. The portfolio turnover of the Bond Fund and the Intermediate Bond Fund were affected by fluctuating interest rate conditions, changes in the shape of the yield curve, cash flows and sector allocation which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure. The portfolio turnovers of the other Funds were affected by currency volatility and redemptions, which at times required increased dispositions and acquisitions of securities.

         In its Advisory Agreements, the Advisor, in the case of the Framlington Funds, the Sub-Advisor pursuant to the Sub-Advisory Agreement, each agree to select broker-dealers in accordance with guidelines established by the Boards of Directors/Trustees from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor or the Sub-Advisor, as the case may be, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory and Sub-Advisory Agreements authorize the Advisor or the Sub-Advisor, as the case may be, subject to the prior approval of the Boards of Directors/Trustees, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor or the Sub-Advisor, as the case may be, determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor or the Sub-Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor or the Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 1999:

----------------------------------------------------------------------------------------------------------------------
                                      Fiscal Year Ended          Fiscal Year Ended         Fiscal Year Ended
                                      June 30, 1999              June 30, 2000             June 30, 2001
                                      $ Amount Brokerage         $ Amount Brokerage        $ Amount Brokerage
                                      Commission                 Commission                Commission
----------------------------------------------------------------------------------------------------------------------
Funds of the Trust
----------------------------------------------------------------------------------------------------------------------
Balanced Fund                         $  148,930                 $   298,347.31            $   426,526.28
----------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        $   78,429                 $    61,823.90            $    28,888.11
----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  $  339,050                 $   462,172.39            $$  414,124.15
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             $  867,597                 $ 1,135,406.10            $ 1,516,215.10
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Funds of the Company
----------------------------------------------------------------------------------------------------------------------
Bio(Tech)2 Fund                              N/A                            N/A            $    10,881.06
----------------------------------------------------------------------------------------------------------------------
Digital Economy Fund                         N/A                            N/A            $    34,620.55
----------------------------------------------------------------------------------------------------------------------
Future Technology Fund                       N/A                            N/A            $ 5,646,678.20
----------------------------------------------------------------------------------------------------------------------
International Equity Fund             $   82,374                 $    11,478.44            $    57,475.74
----------------------------------------------------------------------------------------------------------------------
International NetNet Fund                    N/A                            N/A            $ 1,151,245.69
----------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 $  157,816                 $ 1,511,801.78            $ 1,687,914.16
----------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                 $   32,160                 $    54,892.88            $    47,045.99
----------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    $    8,130                 $    32,513.10            $    76,659.43
----------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              $1,066,557                 $ 1,115,407.06            $   691,704.59
----------------------------------------------------------------------------------------------------------------------
NetNet Fund                           $  407,329                 $ 5,797,984.65            $10,391,782.75
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund    $  102,511                 $   107,826.00            $    83,470.10
----------------------------------------------------------------------------------------------------------------------
Power Plus Fund                              N/A                            N/A            $   519,608.57
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  $  192,950                 $   687,021.06            $   520,764.16
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Funds of Framlington
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 $  456,864                 $   255,563.74            $   614,875.77
----------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund        $    6,873                 $     9,011.98            $    26,652.76
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Fiscal Year Ended          Fiscal Year Ended         Fiscal Year Ended
                                      June 30, 1999              June 30, 2000             June 30, 2001
                                      $ Amount Brokerage         $ Amount Brokerage        $ Amount Brokerage
                                      Commission                 Commission                Commission
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       $ 20,634                   $ 258,386.90              $894,306.30
----------------------------------------------------------------------------------------------------------------------
International Growth Fund             $257,980                   $ 125,390.11              $372,931.07
----------------------------------------------------------------------------------------------------------------------

         Portfolio securities will not be purchased from or sold to the Advisor, Sub-Advisor, Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund and for other investment accounts managed by the Advisor or the Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor or the Sub-Advisor, as the case may be, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         A Fund will not purchase securities while the Advisor, the Sub-Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Trust's or Framlington Board of Trustees or the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         The Trust, the Company and Framlington are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 2001, the Balanced Fund held securities of Fleet Boston valued at $982,305, Zions Corp. valued at $708,000, Wells Fargo valued at $603,590, PNC Bank valued at $562,504, Mellon Financial Corp. valued at $340,400, Lehman Brothers Holdings, Inc. valued at $635,995 and J.P. Morgan Chase and Company Inc. valued at $251,990; the Cash Investment Fund held securities of UBS Securities valued at $49,996,152 and Deutsche Bank AG valued at $37,998,976; the Digital Economy Fund held securities of Lehman Brothers Holdings, Inc. valued at $252,299 and Instinet valued at $169,624; the Large-Cap Value Fund held securities of Lehman Brothers Holdings, Inc. valued at $5,220,135, J.P. Morgan Chase and Company Inc. valued at $1,293,400, PNC Bank valued at $4,631,616 and Wells Fargo valued at $3,073,666; the Global Financial Services Fund held securities of Lehman Brothers Holdings, Inc. valued at $139,950, Bank of New York valued at $86,400, John Hancock Financial valued at $72,468, Merrill Lynch and Co., Inc. valued at $59,250, Mellon Financial Corp. valued at $55,200, J.P. Morgan Chase and Company, Inc. valued at $48,168, Morgan Stanley valued at $38,538, and Goldman Sachs valued at $34,320; the International Growth Fund held securities of Nomura Securities valued at $287,467; the Intermediate Bond Fund held securities of Deutsche Bank AG valued at $10,200,420; the Index 500 Fund held securities of Bank of America Corp. valued at $9,484,680, J.P. Morgan and Company Inc. valued at $8,723,403; Morgan, Stanley, Dean Witter, Discover valued at $7,044,618, Merrill Lynch valued at $4,899,975, Charles Schwab valued at $2,092,413, Lehman Brothers Holdings Inc. valued at $1,889,325, Comerica valued at $1,008,000, Bear Stearns valued at $609,868 and State Street Corp. valued at $1,578,731; the International Equity Fund held securities of HSBC Holdings Plc valued at $2,222,290, Credit Suisse Group valued at $974,122, Deutsche Bank AG valued at $835,969 and ABN AMRO Holding Co. valued at $603,867; the Money Market Fund held securities of CIT Group valued at $3,984,044 and UBS valued at $4,999,806; the Multi-Season Growth Fund held securities of Mellon Financial Group valued at $9,890,000; and the NetNet Fund held securities of Charles Schwab & Co., Inc. valued at $43,497,900, E*Trade Group, Inc. (stock) valued at $6,450,000 and E*Trade Group, Inc. (conv. bond) valued at $14,812,500.

      ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

         Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

         Investment minimums. All purchases are subject to the per Fund investment minimums stated in the Prospectuses. Effective January 1, 2002, if an investment in Class A, Class B, Class C or Class II shares of a Fund falls below the applicable minimum, a $6 quarterly fee, to be paid by liquidating shares, will be charged to that account. If a contingent deferred sales charge ("CSDC") applies on the shares liquidated to pay this fee, it will be included in the $6 charge; that is, only $6 worth of shares in your account will be redeemed during any quarter.

         Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or by liquidating shares from a shareholder's account. Any applicable CDSC will be waived on shares liquidated to pay this fee.

         Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable CDSC.

         Contingent Deferred Sales Charge - Class B Shares. Class B shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower. The Prospectuses describe the CDSC schedule and the applicable waivers.

         Contingent Deferred Sales Charge - Class A, Class II and Class C Shares. The Prospectuses describe the CDSC for Class A, Class II or C shares of the Funds of the Trust, the Company and Framlington.

         No CDSC is imposed to the extent that the current net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

         The holding period of Class A or Class C shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C shares of the Fund, as the case may be) and the Company Funds, the Framlington Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C shares of the Fund were initially purchased.

         In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

         Other Redemption Information. Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

         The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Effective January 1, 2002, if you redeem Class A, Class B, Class C or Class II shares of the International Equity Fund, International NetNet Fund, Framlington Emerging Markets Fund, NetNet Fund, Future Technology Fund, Micro-Cap Equity Fund, Small-Cap Value Fund or Small Company Growth Fund within 60 days of purchase, you will incur a 2% short-term trading fee upon redemption based on net assets at the time of redemption. The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. If a CDSC applies, it will be included in the 2% fee; that is, only 2% will be charged upon redemption.

         Conversion of Class B Shares to Class A Shares. Class B shares of the Fund will automatically convert to Class A shares of the Fund on the first business day of the month on which the eighth anniversary of the issuance of such Class B shares occurs. The conversion will be effected at the relative net asset values per share of the two classes.

         If you acquired Class B shares of the Fund by exchanging shares of another Munder Fund of the Company, the Trust or Framlington which you purchased before November 8, 2000, those shares will automatically convert six years after issuance of the original purchase. The conversion will be effected at the relative net asset values per share of the two classes.

         Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                 NET ASSET VALUE

         Money Market Funds. The value of the portfolio securities of the Money Market Funds is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

         As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Directors/Trustees have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Boards of Directors/Trustees, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Directors/Trustees will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

         Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors/Trustees. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

         All Funds. Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

         Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the ADR's or GDR's conversion rate of the ADR or GDR to one share of its underlying security.

         Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

         In determining the approximate market value of portfolio investments, the Trust, Framlington or the Company may employ pricing services selected by the Advisor, and approved by the Boards of Directors/Trustees, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on the Trust's, Framlington's or the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Boards of Directors/Trustees.

         Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Funds, which have been approved by the Boards of Directors/Trustees. The procedures require that the Pricing Committee, which is comprised of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

         Minutes of all Pricing Committee meetings are provided to the Boards of Directors/Trustees and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Boards' input on any particular issue.

         In-Kind Purchases. With the exception of the Real Estate Equity Investment Fund, payment for shares may, in the discretion of the Advisor or the Sub-Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. Shares of the Real Estate Equity Investment Fund will not be issued for consideration other than cash. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                             PERFORMANCE INFORMATION

Yield of the Money Market Funds

         The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the table below shows the annualized yields for all share classes of the Cash Investment, Money Market, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 2001.

------------------------------------------------------------------------------------------------------------------------
                        Class A              Class B             Class C              Class K             Class Y
                            Effective            Effective           Effective            Effective           Effective
                  Yield     Yield      Yield     Yield      Yield    Yield      Yield     Yield      Yield    Yield
------------------------------------------------------------------------------------------------------------------------
Cash              3.49%     3.55%      N/A       N/A        N/A      N/A        3.59%     3.65%      3.74%    3.81%
Investment
Fund
------------------------------------------------------------------------------------------------------------------------
Money             3.56%     3.63%      2.81%     2.85%      2.82%    2.86%      N/A       N/A        3.81%    3.88%
Market Fund
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money    2.28%     2.30%      N/A       N/A        N/A      N/A        2.38%     2.40%      2.52%    2.56%
Market
Fund
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury     2.90%     2.95%      N/A       N/A        N/A      N/A        3.01%     3.05%      3.16%    3.21%
Money
Market Fund
------------------------------------------------------------------------------------------------------------------------

         In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by 1 minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30, 2001, the tax-equivalent yield for Class A, Class K and Class Y shares of the Tax-Free Money Market Fund was 3.31% (Class A), 3.46% (Class K) and 3.66% (Class Y) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their customers are not reflected in the calculations of yields for the Funds.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Performance of the Non-Money Market Funds

         Yield. The Bond Fund's and International Bond Fund's standard yield (or one month) described in the applicable Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

                                   YIELD = 2 [( a-b + 1)/6/ - 1]
                                               ----
                                                cd

Where:
         a = dividends and interest earned by a Fund during the period;

         b = expenses accrued for the period (net of reimbursements and waivers);

         c = average daily number of shares outstanding during the period entitled to receive dividends;

         d = maximum offering price per share on the last day of the period.

         For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds. The tax-equivalent yield for each Tax-Free Bond Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Tax-Free Bond Fund, a Michigan state tax rate of 4%.

         The standard yields and/or tax-equivalent yields of the Class A, Class B, Class C, Class K and Class Y Shares of the following Funds for the 30-day period ended June 30, 2001 were:

-----------------------------------------------------------------------------------------------------------------------------------
                                          30-Day Yield                                    Tax-Equivalent 30-Day Yield
                      Class A    Class B    Class C    Class K    Class Y    Class A    Class B    Class C    Class K    Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund             5.68%      5.10%      5.13%      5.89%      6.15%      N/A        N/A        N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond
Fund                  5.05%      4.50%      4.50%      5.26%      5.51%      N/A        N/A        N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Income Fund           5.34%      4.81%      4.81%      5.57%      5.83%      N/A        N/A        N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
International Bond
Fund                  2.29%      1.61%      1.60%      2.40%      2.62%      N/A        N/A        N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free
Bond Fund             3.66%      3.06%      3.06%      3.82%      4.06%      5.62%      4.70%      4.70%      5.87%      6.24%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond
Fund                  3.50%      2.86%      2.85%      3.65%      3.90%      5.14%      4.20%      4.18%      5.36%      5.72%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free
Short-Intermediate
Bond Fund             3.03%      2.41%      2.41%      3.16%      3.41%      4.47%      3.55%      3.55%      4.66%      5.03%
-----------------------------------------------------------------------------------------------------------------------------------


         Total Return. Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                               P (1 + T)/n/ = ERV
Where:
         P = hypothetical initial payment of $1,000;

         T = average annual total return;

         n = period covered by the computation, expressed in years; and

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                               (ERV) - 1
                                               ---------
                                Aggregate Total Return = P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A shares or Class B shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

         Based on the foregoing calculation, the average annual total return figures for the Class A, B, C, II, K and Y shares of each of the following Funds for the 1 year and 5 year periods ended June 30, 2001 and commencement of operations through June 30, 2001 are set forth below.

-------------------------------------------------------------------------------------------------------------------------------
                                Returns Do Not Reflect Sales Charge (Load)          Returns Do Reflect Sales Charge (Load)

Fund-Inception Date              1 Year          5 Years      Since Inception      1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
Class A-4/30/93                     (1.23)%           12.88%            11.55%       (6.69)%          11.61%            10.78%
Class B-6/21/94                     (2.30)%           11.97%            12.83%       (6.51)%          11.76%               N/A
Class C-1/24/96                     (2.38)%           12.00%            12.23%       (3.22)%             N/A               N/A
Class K-4/16/93                     (1.81)%           12.72%            11.26%       (1.81)%          12.72%            11.26%
Class Y-4/13/93                     (1.46)%           13.06%            11.48%           N/A             N/A               N/A

-------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund
Class A-12/9/92                    (15.30)%           13.90%            14.53%      (17.42)%          13.33%            14.19%
Class B-10/31/95                   (15.56)%           13.53%            14.91%      (18.06)%          13.41%            14.86%
Class K-12/7/92                    (15.36)%           13.77%            14.44%      (15.36)%          13.77%            14.44%
Class Y-12/1/91                    (15.15)%           14.07%            15.10%           N/A             N/A               N/A

-------------------------------------------------------------------------------------------------------------------------------
                                Returns Do Not Reflect Sales Charge (Load)          Returns Do Reflect Sales Charge (Load)

Fund Inception Date              1 Year         5 Year        Since Inception     1 Year         5 Year        Since Inception
-------------------------------------------------------------------------------------------------------------------------------
International Equity
Fund
Class A-11/30/92                    (26.58)%           4.40%             7.17%       (30.61)%          3.22%             6.47%
Class B-3/9/94                      (27.10)%           3.59%             4.07%       (30.44)%          3.31%             4.07%
Class C-9/29/95                     (27.12)%           3.60%             4.35%       (27.79)%          3.60%             4.35%
Class K-11/23/92                    (26.51)%           4.39%             7.32%       (26.51)%          4.39%             7.32%
Class Y-12/1/91                     (26.36)%           4.64%             7.28%       (26.36)%          4.64%             7.28%

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Large-Cap Value Fund
Class A-8/8/94                       15.32%           10.18%            12.38%         8.96%           8.94%            11.46%
Class B-8/9/94                       14.39%            9.35%            11.55%         9.39%           9.07%            11.55%
Class C-12/5/95                      14.40%            9.36%             9.42%        13.40%           9.36%             9.42%
Class K-7/5/94                       15.22%           10.15%            12.35%        15.22%          10.15%            12.35%
Class Y-7/5/94                       15.59%           10.44%            12.63%        15.59%          10.44%            12.63%

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Small Company Growth Fund
Class A-11/23/92                    (21.39)%           2.73%             9.29%       (25.72)%          1.57%             8.57%
Class B-4/28/94                     (21.88)%           1.68%             8.48%       (25.55)%          1.43%             8.48%
Class C-9/26/95                     (21.95)%           1.69%             6.47%       (22.68)%          1.69%             6.47%
Class K-11/23/92                    (21.43)%           2.39%             9.08%       (21.43)%          2.39%             9.08%
Class Y-12/1/91                     (21.20)%           2.67%            10.77%       (21.20)%          2.67%            10.77%

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Bond Fund
Class A-12/9/92                       9.80%            6.21%             6.19%         5.46%           5.35%             5.68%
Class B-3/13/96                       9.10%            5.45%             5.18%         4.10%           5.13%             5.03%
Class C-3/25/96                       9.06%            5.50%             5.12%         8.06%           5.50%             5.12%
Class K-11/23/92                      9.79%            6.24%             6.17%         9.79%           6.24%             6.17%
Class Y-12/1/91                      10.07%            6.50%             6.18%        10.07%           6.50%             6.18%

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Intermediate Bond Fund
Class A-11/24/92                      9.60%            6.05%             5.54%         5.20%           5.18%             5.04%
Class B-10/25/94                      8.69%            5.24%             5.64%         3.69%           4.91%             5.64%
Class C-4/19/96                       8.65%            5.28%             5.15%         7.65%           5.28%             5.15%
Class K-11/20/92                      9.50%            6.01%             5.52%         9.50%           6.01%             5.52%
Class Y-12/1/91                       9.88%            6.29%             6.00%         9.88%           6.29%             6.00%

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U.S. Government Income Fund
Class A-7/28/94                      10.52%            6.69%             6.91%         6.09%           5.81%             6.28%
Class B-9/6/95                        9.90%            5.92%             5.51%         4.90%           5.61%             5.37%
Class C-8/12/96                      10.02%              N/A             5.67%         9.02%             N/A             5.67%
Class K-7/5/94                       10.74%            6.70%             6.90%        10.74%           6.70%             6.90%
Class Y-7/5/94                       11.03%            6.97%             7.17%        11.03%           6.97%             7.17%

-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund
Class A-2/15/94                       9.87%            5.96%             4.82%         5.51%           5.10%             4.24%
Class B-7/5/94                        8.92%            5.22%             5.30%         3.92%           4.89%             5.30%
Class C-10/4/96                       8.82%              N/A             4.76%         7.82%             N/A             4.76%
Class K-1/3/94                        9.75%            5.99%             4.67%         9.75%           5.99%             4.67%
Class Y-1/3/94                       10.02%            6.25%             4.94%        10.02%           6.25%             4.94%

-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund
Class A-10/9/95                       9.35%            5.68%             5.29%         4.95%           4.83%             4.53%
Class B-12/6/94                       8.66%            4.86%             5.63%         3.66%           4.53%             5.63%

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                                  Returns Do Not Reflect Sales Charge (Load)             Returns Do Reflect Sales Charge (Load)

Fund Inception Date                  1 Year           5 Year        Since Inception   1 Year         5 Year        Since Inception
----------------------------------------------------------------------------------------------------------------------------------
Class C-7/7/98                        8.73%              N/A             4.29%         7.73%             N/A             4.29%
Class K-7/5/94                        9.45%            5.66%             5.90%         9.45%           5.66%             5.90%
Class Y-7/21/94                       9.74%            5.92%             6.10%         9.74%           5.92%             6.10%

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Tax-Free Short-Intermediate
Bond Fund
Class A-11/30/92                      7.51%            4.57%             4.48%         3.20%           3.72%             3.99%
Class B-5/16/96                       6.72%            3.78%             3.76%         1.72%           3.43%             3.60%
Class C-7/8/98                        6.78%              N/A             3.49%         5.78%             N/A             3.49%
Class K-2/9/87*                       7.51%            4.57%             5.27%         7.51%           4.57%             5.27%
Class Y-12/17/92                      7.77%            4.85%             4.71%         7.77%           4.85%             4.71%

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Funds of the Company
----------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund
Class Y-6/24/98                       4.82%              N/A            18.26%         4.82%             N/A            18.26%

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Large-Cap Growth Fund
Class Y-11/11/98                    (33.25)%             N/A            (0.20)%      (33.25)%            N/A            (0.20)%

----------------------------------------------------------------------------------------------------------------------------------
International Bond Fund
Class A-10/17/96                     (7.43)%             N/A            (0.74)%      (11.16)%            N/A            (1.61)%
Class B-6/9/97                       (8.13)%             N/A            (1.41)%      (12.72)%            N/A            (1.85)%
Class C-6/3/98                       (7.32)%             N/A            (1.90)%       (8.25)%            N/A            (1.90)%
Class K-3/25/97                      (7.32)%             N/A             0.06%        (7.32)%            N/A             0.06%
Class Y-10/2/96                      (7.18)%             N/A            (0.53)%       (7.18)%            N/A            (0.53)%

----------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund
Class A-12/26/96                     (8.43)%             N/A            25.64%       (13.48)%            N/A            24.08%
Class B-2/24/97                      (8.97)%             N/A            23.05%       (13.34)%            N/A            22.82%
Class C-3/31/97                      (8.93)%             N/A            26.06%        (9.81)%            N/A            26.06%
Class K-12/31/96                     (8.30)%             N/A            25.39%        (8.30)%            N/A            25.39%
Class Y-12/26/96                     (8.10)%             N/A            25.90%        (8.10)%            N/A            25.90%

---------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund
Class A-8/4/93                      (14.51)%           8.76%            11.14%       (19.21)%          7.54%            10.35%
Class B-4/29/93                     (15.54)%           7.88%            10.16%       (19.26)%          7.58%            10.16%
Class C-9/20/93                     (15.05)%           8.02%            10.51%       (15.80)%          8.02%            10.51%
Class K-6/23/95                     (14.41)%           8.80%            11.41%       (14.41)%          8.80%            11.41%
Class Y-8/16/93                     (14.20)%           9.08%            11.46%       (14.20)%          9.08%            11.46%

---------------------------------------------------------------------------------------------------------------------------------
NetNet Fund
Class A-8/19/96                     (64.56)%             N/A            25.29%       (66.51)%            N/A            23.84%
Class B-6/1/98                      (64.82)%             N/A            12.61%       (66.56)%            N/A            11.85%
Class C-11/3/98                     (64.81)%             N/A            10.23%       (65.16)%            N/A            10.23%
Class Y-6/1/98                      (64.46)%             N/A            25.56%       (64.46)%            N/A            25.56%

---------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund
Class A-1/10/97                      35.89%              N/A            13.61%        28.41%             N/A            12.17%
Class B-2/11/97                      34.80%              N/A            11.75%        29.80%             N/A            11.43%
Class C-1/13/97                      34.83%              N/A            12.76%        33.83%             N/A            12.76%
Class K-12/31/96                     35.87%              N/A            13.83%        35.87%             N/A            13.83%
Class Y-12/26/96                     36.11%              N/A            14.26%        36.11%             N/A            14.26%

---------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity
Investment Fund
Class A-9/30/94                      14.80%            9.42%             9.96%         8.52%           8.19%             9.05%

-------------------------------------------------------------------------------------------------------------------------------
                                  Returns Do Not Reflect Sales Charge (Load)       Returns Do Reflect Sales Charge (Load)

Fund-Inception                   1 Year           5 Year      Since Inception     1 Year          5 Year      Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Class B-10/3/94                     13.67%             8.56%             9.13%        8.67%            8.27%             9.13%
Class C-1/5/96                      13.68%             8.61%             8.99%       12.68%            8.61%             8.99%
Class K-10/3/96                     14.73%               N/A             8.05%       14.73%              N/A             8.05%
Class Y-10/3/94                     14.89%             9.69%            10.25%       14.89%            9.69%            10.25%

-------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund
Class A-1/14/97                    (32.32)%              N/A            (2.91)%     (36.02)%             N/A            (4.13)%
Class B-2/25/97                    (32.67)%              N/A            (5.61)%     (36.03)%             N/A            (6.03)%
Class C-3/3/97                     (32.74)%              N/A            (5.49)%     (33.42)%             N/A            (5.49)%
Class K-1/10/97                    (32.17)%              N/A            (2.87)%     (32.17)%             N/A            (2.87)%
Class Y-12/31/96                   (32.31)%              N/A            (2.58)%     (32.31)%             N/A            (2.58)%

-------------------------------------------------------------------------------------------------------------------------------
Global Financial Services
Fund
Class Y-6/24/98                      0.17%               N/A             2.81%        0.17%              N/A             2.81%

-------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund
Class A-2/14/97                     (8.38)%              N/A            21.21%      (13.42)%             N/A            19.64%
Class B-1/31/97                     (9.04)%              N/A            20.80%      (13.47)%             N/A            20.56%
Class C-1/13/97                     (9.05)%              N/A            22.10%       (9.93)%             N/A            22.10%
Class K-4/1/97                      (8.32)%              N/A            27.11%       (8.32)%             N/A            27.11%
Class Y-12/31/96                    (8.14)%              N/A            24.16%       (8.14)%             N/A            24.16%

-------------------------------------------------------------------------------------------------------------------------------
International Growth Fund
Class A-2/20/97                    (31.24)%              N/A             2.82%      (35.03)%             N/A             1.49%
Class B-3/19/97                    (31.70)%              N/A             2.66%      (34.84)%             N/A             2.23%
Class C-2/13/97                    (31.75)%              N/A             2.22%      (32.38)%             N/A             2.22%
Class K-1/10/97                    (31.19)%              N/A             3.24%      (31.19)%             N/A             3.24%
Class Y-12/31/96                   (31.06)%              N/A             3.16%      (31.06)%             N/A             3.16%

-------------------------------------------------------------------------------------------------------------------------------

___________
*For the ten-year period ended June 30, 2001, the average annual return for Class K shares of the Tax-Free Short-Intermediate Bond Fund was 5.07%.

         As of June 30, 2001, the following Classes had not commenced operations: Class C shares of the Index 500 Fund; Class A, B, II, K and Y shares of the Bio(Tech)/2/ Fund, Digital Economy Fund and Power Plus Fund; Class K shares of the Large-Cap Growth Fund, Global Financial Services Fund and MidCap Select Fund. Since the Class A, Class B and Class II shares of the following Funds commenced operations on July 3, 2000, July 11, 2000 and July 10, 2000, respectively, for the Large-Cap Growth Fund, July 3, 2000, July 7, 2000 and July 20, 2000, respectively, for the Global Financial Services Fund and July 5, 2000, July 14, 2000, July 14, 2000, respectively for the MidCap Select Fund, total returns for these classes are not shown.

         The foregoing performance data reflects the imposition of the maximum sales load on Class A shares but does not reflect payments under the Distribution and Service Plan, which were not imposed before December 31, 1993.

         All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                      TAXES

         The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income received by a Fund from investments in debt securities (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, a Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         The Trust, the Framlington Trust and the Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

         Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

         Tax-Free Bond Funds and Tax-Free Money Market Fund. The Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

         The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

         Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

         Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

         Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

         Michigan Tax Considerations - Michigan Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund. As stated in the Michigan Tax-Free Bond Fund Prospectus and the Tax-Free Short-Intermediate Bond Fund Prospectus, dividends paid by the Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan Income Tax and Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan Income and Michigan Single Business Taxes, even though the dividends may be exempt for federal Income Tax purposes.

         In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from federal Income Tax, are exempt from Michigan Income Tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan Income Tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

         The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan taxes measured by gain on the sale, payment, or other disposition thereof.

         International Equity Fund, International Growth Fund, International NetNet Fund, Emerging Markets Fund, Global Financial Services Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the International NetNet Fund, the Emerging Markets Fund, the Global Financial Services Fund and the International Bond Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

         Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

         Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

         Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

         Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

         Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code section 1234. Pursuant to Internal Revenue Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         The Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions as compared to a fund that did not engage in such hedging transactions.

         The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

         Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Trust and Framlington are Massachusetts's business trusts. Under each Declaration of Trust, the beneficial interest in the Trust or Framlington may be divided into an unlimited number of full and fractional transferable shares. The Company is a Maryland corporation. The Trust's and Framlington's Declaration of Trust and the Company's Articles of Incorporation authorize the Boards of Directors/Trustees to classify or reclassify any unissued shares of the Trust, Framlington and the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in the Balanced, Index 500, International Equity, Large-Cap Value, Small Company Growth, Bond, Intermediate Bond, U.S. Government Income, Michigan Tax-Free Bond, Tax-Free Bond, Tax-Free Short-Intermediate Bond, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds. The shares of each Fund (other than the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares. The Class C shares of the Index 500 Fund are not currently offered. The Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class A shares, Class K shares and Class Y shares. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the International Growth Fund, Emerging Markets Fund, Global Financial Services Fund and Healthcare Fund. The shares of each Fund (except the Global Financial Services Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares. The shares of the Global Financial Services Fund are offered in five separate classes: Class A, Class B, Class II, Class K and Class Y shares. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Bio(Tech)/2/ Fund, Digital Economy Fund, Fund of Funds, Future Technology Fund, International Bond Fund, International NetNet Fund, Large-Cap Growth Fund, Micro-Cap Equity Fund, Money Market Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund and Small-Cap Value Fund. The shares of each Fund (other than the Bio(Tech)/2/ Fund, Digital Economy Fund, Large-Cap Growth Fund, Future Technology Fund, International NetNet Fund, Fund of Funds, Money Market Fund, MidCap Select Fund, NetNet Fund and Power Plus Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares. The Money Market Fund offers only Class A, Class B and Class C shares (which may be acquired only through an exchange of shares from the corresponding classes of other funds of the Trust, Framlington and the Company) and Class Y shares. The Fund of Funds offers only Class A, Class B and Class Y shares. The NetNet Fund offers only Class A, Class B, Class C and Class Y shares. The Bio(Tech)/2/ Fund, Digital Economy Fund, Large-Cap Growth Fund, Future Technology Fund, International NetNet Fund, MidCap Select Fund and Power Plus Fund offer Class A, Class B, Class II, Class K and Class Y shares.

         The Boards of the Trust, the Company and Framlington have adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of the Trust, Framlington or the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's, Framlington's or the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, only Class II shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Fund's Class II Plan and only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors/Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust, Framlington or the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust, Framlington or the Company voting together in the aggregate without regard to a particular Fund.

         Shares of each of the Trust, Framlington and the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Trust's, Framlington's and the Company's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by each of the Trust, Framlington and the Company.

         Annual shareholder meetings to elect trustees or directors will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust, Framlington or the Company shall be called by the trustees or directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         The Trust's and Framlington's Declaration of Trust, as amended, each authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's and Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                OTHER INFORMATION

         Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust, Framlington and the Company. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington D.C. 20006, serves as counsel to the Independent Directors/Trustees.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's, Framlington's and the Company's independent auditors.

         Control Persons and Principal Holders. As of October 1, 2001, Comerica Bank, One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Funds as agent or trustee for its customers. As a result, Comerica Bank will be able to affect the outcome of matters presented for a vote of each Fund's shareholders. As of October 1, 2001, the following persons were beneficial owners of 5% or more of the outstanding shares of any class of a Fund because they possessed voting or investment power with respect to such shares:

  -----------------------------------------------------------------------------------------------------------------
                                                                                         Percentage of Total Shares
    Name of Fund                                 Name and Address                        Outstanding
  -----------------------------------------------------------------------------------------------------------------
    Cash Investment Fund Class Y                   Calhoun & Co.                           98.21%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

    Tax-Free Money Market Fund Class Y             Calhoun & Co.                           76.05%
                                                   c/o Comerica Bank Detroit
                                                   Attn Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   Verne C. Hampton II TTEE                 8.34%
                                                   Mark R. Valade Exempt Trust
                                                   DTD 1-25-00
                                                   500 Woodward Ave. Ste 4000
                                                   Detroit, MI 48226

                                                   Verne C. Hampton II TTEE                 8.34%
                                                   Gretchen V. Garth Exempt Trust
                                                   DTD 1-25-00
                                                   500 Woodward Ave. Ste 4000
                                                   Detroit, MI 48226

 ------------------------------------------------------------------------------------------------------------------
                                                                                         Percentage of Total Shares
    Name of Fund                                 Name and Address                        Outstanding
 ------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market Fund Class Y          Calhoun & Co.                           97.43%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275


  Small Company Growth Fund Class Y                Calhoun & Co.                           88.95%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Index 500 Fund Class Y                           Calhoun & Co.                           89.13%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

  International Equity Fund Class Y                Calhoun & Co.                           94.75%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Intermediate Bond Fund Class Y                   Calhoun & Co.                           98.01%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275


  Bond Fund Class Y                                Calhoun & Co.                           97.99%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275


  Tax-Free Short-Intermediate Bond Fund Class Y    Calhoun & Co.                           88.77%
                                                   c/o Comerica Bank Detroit
                                                   Attn: Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   Joan M. Linville TTEE                   10.38%
                                                   Joan M. Linville Living Trust
                                                   U/A DTD 3/22/01
                                                   9930 Harrison
                                                   Livonia, MI 48150

  Balanced Fund Class Y                            Charter Township of Clinton             51.99%
                                                   Public Employee Health Care Fund
                                                   40700 Romeo Plank
                                                   Clinton Township, MI 48038

--------------------------------------------------------------------------------------------------------
                                                                                     Percentage of Total
  Name of Fund                               Name and Address                        Shares Outstanding
--------------------------------------------------------------------------------------------------------
                                             Calhoun & Co.                           39.86%
                                             c/o Comerica Bank
                                             Attn: Mutual Funds Unit MC 3446
                                             PO Box 75000
                                             Detroit, MI 48275

 Michigan Tax-Free Bond Class Y              Painewebber For the Benefit of          42.51%
                                             Anne R. Sherwood & W. Patrick
                                             Dreisig Co-TTEES
                                             746 Suffield
                                             Birmingham, MI 48009

                                             Calhoun & Co.                           33.46%
                                             c/o Comerica Bank
                                             Attn: Mutual Funds Unit MC 3446
                                             PO Box 75000
                                             Detroit, MI 48275

                                             Kiki Nick                               15.55%
                                             591 Renaud
                                             Grosse Pointe, MI 48236

                                             James P. Vondale                         6.96%
                                             Carol L. Vondale JTWORS
                                             1735 Sunburst
                                             Troy, MI 48098

 Tax-Free Bond Fund Class Y                  Calhoun & Co.                           87.42%
                                             c/o Comerica Bank
                                             Attn: Mutual Funds Unit MC 3446
                                             PO Box 75000
                                             Detroit, MI 48275

                                             Maxine M. Marshke                       12.10%
                                             4110 Spens Rd
                                             Lachine, MI 49753

 Large-Cap Value Fund Class Y                Calhoun & Co.                           84.33%
                                             c/o Comerica Bank
                                             Attn Mutual Funds Unit MC 3446
                                             PO Box 75000 Detroit, MI
                                             48275

                                             Munder Fund of Funds                    13.83%
                                             Attn: Dawn McKendrick
                                             Munder Capital Management
                                             480 Pierce St.
                                             Birmingham, MI 48009

 U.S. Government Income Fund Class Y         Calhoun & Co.                           99.18%
                                             c/o Comerica Bank
                                             Attn: Mutual Funds Unit MC 3446
                                             PO Box 75000
                                             Detroit, MI 48275

------------------------------------------------------------------------------------------------------------
                                                                                         Percentage of Total
    Name of Fund                                 Name and Address                        Shares Outstanding
------------------------------------------------------------------------------------------------------------
  Multi-Season Growth Class Y                    Calhoun & Co.                           89.25%
                                                 c/o Comerica Bank
                                                 Attn Mutual Funds Unit MC 3446
                                                 PO Box 75000 Detroit, MI
                                                 48275

                                                 Munder Fund of Funds                     7.02%
                                                 Attn: Dawn McKendrick
                                                 Munder Capital Management
                                                 480 Pierce St.
                                                 Birmingham, MI 48009

  Real Estate Equity Investment Fund Class Y     Calhoun & Co.                           75.38%
                                                 c/o Comerica Bank
                                                 Attn: Mutual Funds Unit MC 3446
                                                 PO Box 75000
                                                 Detroit, MI 48275

                                                 Fifth Third Bank TTEE FBO                8.22%
                                                 Trent & Co.
                                                 c/o Old Kent Trust Securities
                                                 4420 44/th/ St. SE Suite A
                                                 Grand Rapids, MI 49512

  Money Market Fund Class Y                      Northern Trust Company Cust.            84.67%
                                                 FBO Michigan Catastrophic Claims
                                                 Association A/C#26-40961/4-595114
                                                 PO Box 92956
                                                 Chicago, IL 60675

  International Bond Fund Class Y                Calhoun & Co.                           96.17%
                                                 c/o Comerica Bank
                                                 Attn: Mutual Funds Unit MC 3446
                                                 PO Box 75000
                                                 Detroit, MI 48275

  NetNet Fund Class Y                            Calhoun & Co.                           47.85%
                                                 c/o Comerica Bank
                                                 Attn: Mutual Funds Unit MC 3446
                                                 PO Box 75000
                                                 Detroit, MI 48275

                                                 MAC & Co. A/C VHSF3001102                6.59%
                                                 Mutual Operations
                                                 PO Box 3198
                                                 Pittsburgh, PA 15230

                                                 State Street Bank & Trust Co.            5.95%
                                                 Customers
                                                 FBO Munder Funds Employees
                                                 801 Pennsylvania Ave.
                                                 Kansas, City MO 64105

                                                 Strafe & Co. FAO                         5.45%
                                                 Fidelity Pension Trust
                                                 A/C# 8340930110
                                                 PO Box 160
                                                 Westerville, OH 43086

--------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
--------------------------------------------------------------------------------------------------------------
  Large-Cap Growth Fund Class Y                    Munder Fund of Funds                    80.83%
                                                   Attn: Dawn McKendrick
                                                   Munder Capital Management
                                                   480 Pierce St.
                                                   Birmingham, MI 48009

                                                   Calhoun & Co.                           15.08%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Funds Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Micro-Cap Equity Fund Class Y                    Calhoun & Co.                           37.73%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Funds Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   Fifth Third Bank TTEE FBO               15.86%
                                                   Trent & Co C/O Old Kent Trust
                                                   Securities
                                                   4420 44/th/ St. SE Ste A
                                                   Grand Rapids, MI 49512

                                                   Munder Fund of Funds                    12.17%
                                                   Attn: Dawn McKendrick
                                                   Munder Capital Management
                                                   480 Pierce St.
                                                   Birmingham, MI 48009

                                                   John P. Richardson Gen PRTNR             7.33%
                                                   Richardson Family Limited PRTNSHP
                                                   3452 Balfour Dr.
                                                   Troy, MI 48084

  Small-Cap Value Fund Class Y                     Calhoun & Co.                           68.66%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Funds Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   Munder Fund of Funds                    12.88%
                                                   Attn: Dawn McKendrick
                                                   Munder Capital Management
                                                   480 Pierce St.
                                                   Birmingham, MI 48009

                                                   Fifth Third Bank TTEE FBO                7.25%
                                                   Trent & Co.
                                                   c/o Old Kent Trust Securities
                                                   4420 44/th/ St. SE Ste A
                                                   Grand Rapids, MI 49512

                                                   John P. Richardson Gen PRTNR             5.04%
                                                   Richardson Family Limited PRTNSHP
                                                   3452 Balfour Dr.
                                                   Troy, MI 48084


--------------------------------------------------------------------------------------------------------------
                                                                                   Percentage of Total
Name of Fund                               Name and Address                        Shares Outstanding
--------------------------------------------------------------------------------------------------------------
MidCap Select Fund Class Y                 Calhoun & Co.                           57.98%
                                           c/o Comerica Bank
                                           Attn: Mutual Funds Unit MC 3446
                                           PO Box 75000
                                           Detroit, MI 48275

                                           Munder Fund of Funds                    27.62%
                                           Attn: Dawn McKendrick
                                           Munder Capital Management
                                           480 Pierce St.
                                           Birmingham, MI 48009

                                           Fifth Third Bank TTEE FBO                7.35%
                                           Trent & Co.
                                           c/o Old Kent Trust Securities
                                           4420 44/th/ St. SE Ste A
                                           Grand Rapids, MI 49512

Future Technology Fund Class Y             Calhoun & Co.                           45.77%
                                           c/o Comerica Bank
                                           Attn: Mutual Funds Unit MC 3446
                                           PO Box 75000
                                           Detroit, MI 48275

                                           Munder Fund of Funds                    21.70%
                                           Attn: Dawn McKendrick
                                           Munder Capital Management
                                           480 Pierce St.
                                           Birmingham, MI 48009

                                           Fifth Third Bank TTEE FBO                8.38%
                                           Trent & Co.
                                           c/o Old Kent Trust Securities
                                           4420 44/th/ St. SE Ste A
                                           Grand Rapids, MI 49512

                                           State Street Bank & Trust FBO            6.26%
                                           FBO Munder Funds Employees
                                           801 Pennsylvania Ave.
                                           Kansas City, MO 64105

International NetNet Fund Class Y          Calhoun & Co.                           64.85%
                                           c/o Comerica Bank
                                           Attn: Mutual Funds Unit MC 3446
                                           PO Box 75000
                                           Detroit, MI 48275

                                           State Street Bank & Trust FBO            6.72%
                                           FBO Munder Funds Employees
                                           801 Pennsylvania Ave.
                                           Kansas City, MO 64105

                                           Elyse Goldin Essick                      5.05%
                                           581 Lake Park Dr.
                                           Birmingham, MI 48009

------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
------------------------------------------------------------------------------------------------------------------
Digital Economy Fund Class Y                       State Street Bank & Trust Cust.         35.15%
                                                   FBO Karl Fashian
                                                   3666 Fenn Rd.
                                                   Medina, OH 44256

                                                   Elyse Goldin Essick                     12.49%
                                                   581 Lake Park Dr.
                                                   Birmingham, MI 48009

                                                   Munder Capital Mgmt                     11.47%
                                                   Attn: Lisa Myers
                                                   480 Pierce St.
                                                   Birmingham, MI 48103

                                                   John Rakolta, Jr.                       11.35%
                                                   613 Abbott St.
                                                   Detroit, MI 48226

                                                   State Street Bank & Trust FBO           10.76%
                                                   FBO Munder Funds Employees
                                                   801 Pennsylvania Ave.
                                                   Kansas City, MO 64105

                                                   Robert E. Crosby                         5.01%
                                                   Linda F. Crosby JTWORS
                                                   4008 Yorba Linda
                                                   Royal Oak, MI 48073

Bio(Tech)2 Fund Class Y                            Munder Fund of Funds                    86.44%
                                                   Attn: Dawn McKendrick
                                                   Munder Capital Management
                                                   480 Pierce St.
                                                   Birmingham, MI 48009

                                                   State Street Bank & Trust FBO            8.08%
                                                   FBO Munder Funds Employees
                                                   801 Pennsylvania Ave.
                                                   Kansas City, MO 64105

Power Plus Fund Class Y                            Munder Fund of Funds                    77.86%
                                                   Attn: Dawn McKendrick
                                                   Munder Capital Management
                                                   480 Pierce St.
                                                   Birmingham, MI 48009

                                                   State Street Bank & Trust FBO            7.45%
                                                   FBO Munder Funds Employees
                                                   801 Pennsylvania Ave.
                                                   Kansas City, MO 64105

Framlington International Growth Fund Class Y      Calhoun & Co.                           86.04%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Funds Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

---------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
Name of Fund                                       Name and Address                        Shares Outstanding
---------------------------------------------------------------------------------------------------------------------
Framlington Emerging Markets Fund                  Calhoun & Co.                           86.71%
Class Y                                            c/o Comerica Bank
                                                   Attn: Mutual Funds Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

Framlington Healthcare Fund Class Y                Calhoun & Co.                           76.98%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Funds Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   MLPF&S FBO                               5.77%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E 2/nd/ Fl
                                                   Jacksonville, Fl 32246

                                                   State Street Bank & Trust FBO            5.38%
                                                   FBO Munder Funds Employees
                                                   801 Pennsylvania Ave.
                                                   Kansas City, MO 64105

Framlington Global Financial Services Fund         Munder Fund of Funds                    89.71%
Class Y                                            Attn: Dawn McKendrick
                                                   Munder Capital Management
                                                   480 Pierce St.
                                                   Birmingham, MI 48009

Cash Investment Fund Class K                       Calhoun & Co.                           99.95%
                                                   c/o Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

Tax-Free Money Market Fund Class K                 Calhoun & Co.                           99.92%
                                                   c/o Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

U.S. Treasury Money Market Fund Class K            Calhoun & Co.                           99.99%
                                                   c/o Vicky Froehlich
                                                   PO Box 75000
                                                   Detroit, MI 48275

Small Company Growth Fund Class K                  Calhoun & Co.                           94.57%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   Strafe & Co.                             5.01%
                                                   FAO AA Area Comm FDN
                                                   A/C 4410452703
                                                   PO Box 160
                                                   Westerville, OH 43086

--------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
--------------------------------------------------------------------------------------------------------------------
  Index 500 Fund Class K                           Calhoun & Co.                           99.78%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  International Equity Fund Class K                Calhoun & Co.                           99.83%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Intermediate Bond Fund Class K                   Calhoun & Co.                           99.72%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Munder Bond Fund Class K                         Calhoun & Co.                           99.82%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Tax-Free Short-Intermediate Bond Fund Class K    Calhoun & Co.                           99.61%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Balanced Fund Class K                            Calhoun & Co.                           98.77%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Michigan Tax-Free Bond Fund Class K              Calhoun & Co.                           99.98%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275


  Tax-Free Bond Fund Class K                       Calhoun & Co.                           99.18%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Large-Cap Value Fund Class K                     Calhoun & Co.                           99.91%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
------------------------------------------------------------------------------------------------------------------
  U.S. Government Income Fund Class K              Calhoun & Co.                           99.85%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Multi-Season Growth Fund Class K                 Calhoun & Co.                           99.18%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Real Estate Equity Investment Fund Class K       Calhoun & Co.                           99.99%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  International Bond Fund Class K                  Calhoun & Co.                           99.97%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Micro-Cap Equity Fund Class K                    Calhoun & Co.                           96.66%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Small-Cap Value Fund Class K                     Calhoun & Co.                           99.90%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Future Technology Fund Class K                   Calhoun & Co.                           100%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  International NetNet Fund Class K                Calhoun & Co.                           99.94%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Digital Economy Fund Class K                     Munder Capital MGMT                     99.85%
                                                   Attn: Lisa Myers
                                                   480 Pierce St.
                                                   Birmingham, MI 48009

  Bio(Tech)2 Fund Class K                          Calhoun & Co.                           99.88%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
------------------------------------------------------------------------------------------------------------------
  Power Plus Fund Class K                          Calhoun & Co.                           91.83%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  International Growth Fund Class K                Calhoun & Co.                           77.62%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   Strafe & Co.                            22.38%
                                                   FAO AA Area Comm FDN
                                                   A/C 4410452703
                                                   PO Box 160
                                                   Westerville, OH 43086

  Emerging Markets Fund Class K                    Calhoun & Co.                           99.98%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

  Healthcare Fund Class K                          Calhoun & Co.                           85.68%
                                                   c/o Comerica Bank
                                                   Attn: Mutual Fund Unit MC 3446
                                                   PO Box 75000
                                                   Detroit, MI 48275

                                                   SEMA & Co.                              5.63%
                                                   93002521
                                                   12 E. 49 St. 41/th/ Fl
                                                   New York, NY 10017

  Cash Investment Fund Class A                     National Financial Services Corp.       88.57%
                                                   For the Exclusive Benefit of
                                                   Our Customers
                                                   Attn: Mutual Funds 5/th/ Fl
                                                   PO Box 3908 Church St. Station
                                                   New York, NY 10008

  Tax-Free Money Market Fund Class A               National Financial Services Corp.       98.06%
                                                   For the Exclusive Benefit of
                                                   Our Customers
                                                   Attn: Mutual Funds 5/th/ Fl
                                                   PO Box 3908 Church St. Station
                                                   New York, NY 10008

  U.S. Treasury Money Market Fund Class A          National Financial Services Corp.       93.16%
                                                   For the Exclusive Benefit of
                                                   Our Customers
                                                   Attn: Mutual Funds 5/th/ Fl
                                                   PO Box 3908 Church St. Station
                                                   New York, NY 10008


-----------------------------------------------------------------------------------------------------------------
                                                                                         Percentage of Total
    Name of Fund                                   Name and Address                      Shares Outstanding
-----------------------------------------------------------------------------------------------------------------
  Small Company Growth Fund Class A                MLPF&S FBO                              15.83%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   First Clearing Corporation               8.70%
                                                   A/C 6250-0401
                                                   Nelson Metal Products
                                                   UAW Hrly EMP Pension Plan
                                                   2950 Prairie St. SW
                                                   Grandville, MI 49418

                                                   NFSC FEBO # 0XA-624764                   5.06%
                                                   NFSC/FMTC IRA
                                                   FBO Martin E. Laker
                                                   2120 Bloomfield Woods Ct.
                                                   West Bloomfield, MI 48323

  Index 500 Fund Class A                           MLPF&S FBO                              23.58%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  International Equity Fund Class A                MLPF&S FBO                              10.46%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Painewebber for the Benefit of           6.51%
                                                   Adelia Inc. (F)
                                                   c/o Millennium
                                                   Attn: Don Hinrichs
                                                   666 5/th/ Ave. # 423
                                                   New York, NY 10103

                                                   Donaldson Lufkin Jenrette                5.22%
                                                   Securities Corporation, Inc.
                                                   PO Box 2052
                                                   Jersey City, NJ 07303

  International Bond Fund Class A                  MLPF&S FBO                              10.37%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   State Street Bank & Trust Co.            5.82%
                                                   Customers
                                                   FBO Peaker Services, Inc.
                                                   801 Pennsylvania Ave.
                                                   Kansas City, MO 64105

---------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
---------------------------------------------------------------------------------------------------------------------
  Bond Fund Class A                                MLPF&S FBO                              18.94%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   First Clearing Corporation               8.71%
                                                   A/C 3055-9616
                                                   Lewis P. Gallagher
                                                   Family Foundation
                                                   6273 Stow Rd.
                                                   Hudson, OH 44236

  Tax-Free Short-Intermediate Bond Fund Class A    MLPF&S FBO                              17.64%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Balanced Fund Class A                            MLPF&S FBO                              12.52%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Wells Fargo Bank West NA Customers       6.98%
                                                   FBO County of Tulare
                                                   Deferred Compensation Plan
                                                   C/O Great-West
                                                   8515 E. Orchard Rd. Apt. 2T2
                                                   Englewood, CO 80111

                                                   Painewebber for the Benefit of           5.09%
                                                   David E. D'Anna and
                                                   Theresa Margaret D'Anna JTTEN
                                                   30 Trotters Ln.
                                                   Mahwah, NJ 07430

  Michigan Tax-Free Bond Fund Class A              Trent & Co.                             14.62%
                                                   c/o Old Kent Bank
                                                   Attn: Trust Securities/
                                                   Mutual Fund Specialist
                                                   4420 44/th/ St. SE Ste A
                                                   Grand Rapids, MI 49512

                                                   NFSC FEBO # 0RJ-550230                  11.12%
                                                   Raymond A. McCarroll TTEE
                                                   Raymond A. McCarroll Trust
                                                   U/A 4/22/93
                                                   1725 Newcastle
                                                   Grosse Pointe Woods, MI 48236

                                                   Carol Joy Vaerten                        7.18%
                                                   4190 Brown City Rd.
                                                   Brown City, MI 48146

---------------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------
                                                   IMS & Co.                                6.50%
                                                   For the Exclusive Benefit of Customers
                                                   PO Box 3865
                                                   Englewood, CO 80155

  Tax- Free Bond Fund Class A                      Trust Company of America                25.15%
                                                   FBO 119
                                                   PO Box 6503
                                                   Englewood, CO 80155

                                                   NFSC FEBO # 0RJ-894109                   7.16%
                                                   Pamela J. Ziomek TTEE
                                                   Pamela J. Ziomek Trust
                                                   U/A 6/15/94
                                                   157 Chumiloti Way
                                                   Loudon, TN 37774

                                                   MLPF&S FBO MLPF&S FBO                    6.36%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Large-Cap Value Fund Class A                     MLPF&S FBO                               8.86%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  U.S. Government Income Fund Class A              MLPF&S FBO                              15.60%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Multi-Season Growth Fund Class A                 MLPF&S FBO                              33.13%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Real Estate Equity Investment Fund Class A       MLPF&S FBO                              31.92%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   NFSC FEBO # CHT-048763                   5.74%
                                                   Gordon B. & Hilda B. Lowell TTEE
                                                   Lowell-Kangas & Assoc. of St. Louis
                                                   P/S Tr, U/A 12/6/72
                                                   2055 North Ballas Rd.
                                                   St. Louis, Mo 63131


------------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund Class A                        Bank of New York FBO                     6.33%
                                                   FBO M&M ACQ & Michael G. Sanderson
                                                   Attn: Matthew Louis
                                                   101 Barclay Street 21W
                                                   New York, NY 10286

  International Bond Fund Class A                  H&R Block Financial                     72.23%
                                                   Advisors, Inc. FBO 20110677
                                                   751 Griswold St.
                                                   Detroit, MI 48226

                                                   MLPF&S FBO                              11.03%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  NetNet Fund Class A                              MLPF&S FBO                              19.25%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Large-Cap Growth Fund Class A                    MLPF&S FBO                              15.67%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Prudential Securities, Inc. FBO          7.29%
                                                   Dr. Matthew J. Mlot &
                                                   Linda A. Mlot JT TEN
                                                   305 Hunt Woods Rd.
                                                   Martinsville, VA 21442

  Micro-Cap Equity Fund Class A                    MLPF&S FBO                              20.76%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Charles Schwab & Co., Inc.               6.96%
                                                   Special Custody Acct. for the
                                                   Benefit of Customers
                                                   Attn: Mutual Funds
                                                   101 Montgomery St.
                                                   San Francisco, CA 94104

  Small-Cap Value Fund Class A                     MLPF&S FBO                              15.61%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

-------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
-------------------------------------------------------------------------------------------------------------------
                                                   Carn & Co. #02133201                    10.99%
                                                   FBO Kasle Steel Corp. Savings Plan
                                                   Attn: Mutual Funds- Star
                                                   PO Box 96211
                                                   Washington, DC 20090

  MidCap Select Fund Class A                       A. G. Edwards & Sons Inc. FBO           16.17%
                                                   Darrell M. Hanson
                                                   A/C 0181-045280
                                                   One North Jefferson
                                                   St. Louis, MO 63103

                                                   State Street Bank & Trust Co.            7.68%
                                                   Customers
                                                   FBO Dynamicsoft Inc.
                                                   801 Pennsylvania Ave.
                                                   Kansas City, MO 64105

                                                   NFSC FEBO # CHT-070050                   7.39%
                                                   NFSC/FMTC IRA
                                                   FBO Anne M. Caramanica
                                                   69 Skytop Dr.
                                                   Pleasantville, NY 10570

                                                   NFSC FEBO # CHT-114995                   5.39%
                                                   Regis Moran
                                                   62 Tudor Dr.
                                                   Belle Vernon, PA 15012

                                                   MLPF&S FBO                               5.38%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Future Technology Fund Class A                   MLPF&S FBO                              11.43%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  International Net Net Class A                    MLPF&S FBO                               5.64%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Digital Economy Fund Class A                     A. G. Edwards & Sons, Inc. FBO           9.09%
                                                   Darrell M. Hanson
                                                   A/C 0181-045280
                                                   One North Jefferson
                                                   St. Louis, MO 63103

                                                   MLPF&S FBO                               7.88%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

-----------------------------------------------------------------------------------------------------------------
                                                                                          Percentage of Total
    Name of Fund                                   Name and Address                       Shares Outstanding
-----------------------------------------------------------------------------------------------------------------
 Bio(Tech)2 Fund Class A                           MLPF&S FBO                             12.63%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

 Power Plus Fund Class A                           MLPF&S FBO                             21.90%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

 International Growth Fund Class A                 Painewebber For The Benefit of         15.87%
                                                   Bishop Institutional Advisors -L
                                                   c/o Millennium Partners L.P.
                                                   666 5/th/ Ave. # 423
                                                   New York, NY 10103

                                                   Trans-Industries, Inc.                 14.60%
                                                   Employees 401K Profit Sharing
                                                   Plan and Trust
                                                   2637 S. Adams Rd.
                                                   Rochester Hills, MI 48309

                                                   MLPF&S FBO                              7.61%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Sarah J. Matthews                       5.69%
                                                   1204 Cleveland St. Apt. 2
                                                   Evanston, IL 60202

 Framlington Emerging Markets Fund                 MLPF&S FBO                             17.49%
 Class A
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Charles Schwab & Co., Inc.              9.97%
                                                   Special Custody Acct. for the
                                                   Benefit of Customers
                                                   Attn: Mutual Funds
                                                   101 Montgomery St.
                                                   San Francisco, CA 94104

 Framlington Healthcare Fund Class A               MLPF&S FBO                             19.66%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246


--------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
--------------------------------------------------------------------------------------------------------------------
  Global Financial Services Fund Class A           MLPF&S FBO                              18.47%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Small Company Growth Fund Class B                MLPF&S FBO                              56.74%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Index 500 Fund Class B                           MLPF&S FBO                              34.78%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  International Equity Fund Class B                MLPF&S FBO                              34.56%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Intermediate Bond Fund Class B                   MLPF&S FBO                              52.99%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Bond Fund Class B                                MLPF&S FBO                              56.96%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Tax-Free Short-Intermediate Bond Fund Class B    MLPF&S FBO                              68.30%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Prudential Securities, Inc. FBO          5.05%
                                                   Mr. Joel G. Lehman TTEE
                                                   Joel Lehman Trust
                                                   UA DTD 1/15/97
                                                   3117 Penwa Ct.
                                                   Longwood, FL 32779

  Balanced Fund Class B                            MLPF&S FBO                              28.54%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
------------------------------------------------------------------------------------------------------------------
  Tax-Free Bond Fund Class B                       Painewebber For the Benefit of          29.19%
                                                   Kathleen E. Nagel Trustee
                                                   UAD 10/16/79 as Amended
                                                   Kathleen E. Nagel Trust
                                                   3749 S. Darlington Rd.
                                                   Bloomfield Hills, MI 48301

                                                   MLPF&S FBO                              24.23%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   NFSC FEBO # 0RJ-915394                  10.26%
                                                   Martin G. Janower
                                                   Rena A. Janower
                                                   6216 Cromwell
                                                   West Bloomfield, MI 48322

                                                   Wexford Clearing Services Corp. FBO      6.59%
                                                   Gary A. Buccafurri &
                                                   Pamela Buccafurri J.T. TEN
                                                   2504 Parcells Cir.
                                                   Bloomfield, MI 48302

                                                   Painewebber for the Benefit of           5.08%
                                                   Barbara A. Van Buren TTEE
                                                   DTD 11/13/96
                                                   Barbara A. Van Buren Trust
                                                   43609 9 Mile Rd.
                                                   Morthville, MI 48167

  Tax-Free Bond Fund Class B                       MLPF&S FBO                              32.58%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Prudential Securities, Inc. FBO         10.31%
                                                   Ms. Vera Parker TTEE
                                                   Parker Family Trust
                                                   UA DTD 4/22/85
                                                   605 Lacy Ln.
                                                   Las Vegas, NV 89107

                                                   First Clearing Corporation               8.92%
                                                   A/C 8956-9080
                                                   Dorothy A. Zahn
                                                   547 Sylvan Rd.
                                                   River Vale, NJ 07675

                                                   Dean Witter For the Benefit of           5.01%
                                                   James E. Shuford
                                                   PO Box 250 Church St. Station
                                                   New York, NY 10008

-------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
-------------------------------------------------------------------------------------------------------------------
  Large-Cap Value Fund Class B                     MLPF&S FBO                              43.73%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  U.S. Government Income Fund Class B              MLPF&S FBO                              50.88%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Multi-Season Growth Fund Class B                 MLPF&S FBO                              39.58%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Real Estate Equity Investment Fund Class B       MLPF&S FBO                              42.15%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  International Bond Fund Class B                  Morgan Keegan & Company, Inc.           52.19%
                                                   FBO William Michael Cox IRA
                                                   4487 Old Country Way
                                                   Snellville, GA 30039

                                                   MLPF&S FBO                              31.33%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Robert W Baird & Co., Inc.               7.19%
                                                   A/C 8551-9052
                                                   77 East Wisconsin Ave.
                                                   Milwaukee, WI 53202

  NetNet Fund Class B                              MLPF&S FBO                              26.69%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Large-Cap Growth Fund Class B                    MLPF&S FBO                              38.83%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Dean Witter For the Benefit of           5.96%
                                                   James C. McMillan Jr. &
                                                   PO Box 250 Church St. Station
                                                   New York, NY 10008

---------------------------------------------------------------------------------------------------------
                                                                                   Percentage of Total
    Name of Fund                           Name and Address                        Shares Outstanding
---------------------------------------------------------------------------------------------------------
  Micro-Cap Equity Fund Class B            MLPF&S FBO                              38.33%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  Small-Cap Value Fund Class B             MLPF&S FBO                              39.97%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  MidCap Select Fund Class B               MLPF&S FBO                              29.03%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  Future Technology Fund Class B           MLPF&S FBO                              22.53%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  International NetNet Fund Class B        MLPF&S FBO                              15.12%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  Digital Economy Fund Class B             MLPF&S FBO                              19.24%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  Bio (Tech)2 Fund Class B                 MLPF&S FBO                              18.75%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  Power Plus Fund Class B                  MLPF&S FBO                              35.90%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

  International Growth Fund Class B        MLPF&S FBO                              24.11%
                                           The Sole Benefit of Its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Dr. E. 2/nd/ Fl
                                           Jacksonville, FL 32246

----------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
----------------------------------------------------------------------------------------------------------------
                                                   McDonald Investments, Inc. FBO           5.10%
                                                   20403326
                                                   4900 Tiedman Rd.
                                                   Brooklyn, OH 44144

  Emerging Markets Fund Class B                    MLPF&S FBO                              32.12%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Healthcare Fund Class B                          MLPF&S FBO                              30.34%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Global Financial Services Fund Class B           MLPF&S FBO                              19.49%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Bear Stearns Securities Corp.            6.12%
                                                   FBO 415-35126-21
                                                   1 Metrotech Center North
                                                   Brooklyn, NY 11201

  Small Company Growth Fund Class C                MLPF&S FBO                              52.09%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  International Equity Fund Class C                MLPF&S FBO                              64.81%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Intermediate Bond Fund Class C                   MLPF&S FBO                              48.41%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Salomon Smith Barney, Inc.               8.12%
                                                   00114A00002
                                                   333 West 34/th/ St. 3/rd/ Fl
                                                   New York, NY 10001

  Bond Fund Class C                                MLPF&S FBO                              55.62%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

--------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
--------------------------------------------------------------------------------------------------------------
                                                   Painewebber For the Benefit of           6.19%
                                                   Elsa E. Starrells Succ. TTEE
                                                   FBO The Kun Family Trust
                                                   DTD 9-27-90
                                                   295 Buckingham Way #303
                                                   San Francisco, CA 94132

  Tax-Free Short-Intermediate Bond Fund Class C    MLPF&S FBO                              86.06%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   H&R Block Financial                      8.69%
                                                   Advisors, Inc. FBO 08703875
                                                   751 Griswold St.
                                                   Detroit, MI 48226

  Balanced Fund Class C                            MLPF&S FBO                              34.87%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Michigan Tax-Free Bond Fund Class C              MLPF&S FBO                              82.74%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Tax-Free Bond Fund Class C                       MLPF&S FBO                              63.34%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Prudential Securities, Inc. FBO         13.69%
                                                   Mr. Howard H. Hankins TTEE
                                                   FBO Hankins Family Trust 'C'
                                                   UA DTD 7/21/87
                                                   772 El Mirador Dr.
                                                   Fullerton, CA 92835

                                                   Prudential Securities, Inc. FBO          7.63%
                                                   Mrs. Asako Shibata TTEE
                                                   Asako Shibata, Trustee of the
                                                   Asako Shibata Trust UA DTD 1/4/96
                                                   Gardena, CA 90247

  Large Cap Value Fund Class C                     MLPF&S FBO                              28.78%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

-----------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
-----------------------------------------------------------------------------------------------------------------
  U.S. Government Income Fund Class C              MLPF&S FBO                              49.35%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246


  Multi-Season Growth Fund Class C                 MLPF&S FBO                              58.57%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Real Estate Equity Investment Fund Class C       MLPF&S FBO                              27.97%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Dietrich H. Oberreit &                   8.16%
                                                   Audrey Sorrenson TTEE
                                                   U/A DTD FEB 1, 1989
                                                   The Dietrich H. Oberreit Liv. Tr.
                                                   PO Box 291
                                                   Teton Village, WY 83025

                                                   A. G. Edwards & Sons, Inc. FBO           6.19%
                                                   Grace R. Bauer & Erwin A. Bauer TTEE
                                                   A/C 0221-006801
                                                   One North Jefferson
                                                   St. Louis, MO 63103

  International Bond Fund Class C                  MLPF&S FBO                              76.62%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Ruth M. Ekholm TTEE FBO                 12.45%
                                                   Ruth M. Ekholm Trust
                                                   DTD 7/23/90
                                                   4171 Brown Cir. N
                                                   Gurnee, IL

  NetNet Fund Class C                              MLPF&S FBO                              34.72%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Micro-Cap Equity Fund Class C                    MLPF&S FBO                              46.34%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

-------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
-------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Fund Class C                     MLPF&S FBO                              42.45%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  International Growth Fund Class C                Painewebber For the Benefit of          17.77%
                                                   Ambrose Hamm Trustee
                                                   U/A/D 3/26/1982
                                                   FBO: Keith Hamm, Sr. Trust
                                                   PO Box 955
                                                   Branchville, NJ 07826

                                                   MLPF&S FBO                              15.34%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Donaldson Lufkin Jenrette                6.42%
                                                   Securities Corporation, Inc.
                                                   PO Box 2052
                                                   Jersey City, NJ 07303

  Emerging Markets Fund Class C                    MLPF&S FBO                              15.05%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   State Street Bank & Trust Customers      7.41%
                                                   FBO Thomas F. Casey
                                                   R/O IRA
                                                   19 W. Emerson St.
                                                   Melrose, MA 02176

                                                   Donaldson Lufkin Jenrette                7.00%
                                                   Securities Corporation, Inc.
                                                   PO Box 2052
                                                   Jersey City, NJ 07303

                                                   Donaldson Lufkin Jenrette                5.85%
                                                   Securities Corporation, Inc.
                                                   PO Box 2052
                                                   Jersey City, NJ 07303

                                                   NFSC FEBO # 0S3- 024430                  5.54%
                                                   Ernest E. Elliott
                                                   Cathy Elliott
                                                   35 Woodside Dr.
                                                   Bolton, MA 01740

  Healthcare Fund Class C                          MLPF&S FBO                              28.26%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage of Total
    Name of Fund                                   Name and Address                        Shares Outstanding
------------------------------------------------------------------------------------------------------------------
  Large-Cap Growth Fund Class II                   MLPF&S FBO                              30.77%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

                                                   Bear Stearns Securities Corp.            5.07%
                                                   FBO 486-89177-19
                                                   1 Metrotech Center North
                                                   Brooklyn, NY 11201

  MidCap Select Fund Class II                      MLPF&S FBO                              19.86%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Future Technology Fund Class II                  MLPF&S FBO                              15.45%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  International NetNet Fund Class II               MLPF&S FBO                              14.42%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Digital Economy Fund Class II                    MLPF&S FBO                              12.82%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Bio(Tech)2 Fund Class II                         MLPF&S FBO                               6.40%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Power Plus Fund Class II                         MLPF&S FBO                              23.54%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246

  Global Financial Services Fund Class II          MLPF&S FBO                              21.45%
                                                   The Sole Benefit of Its Customers
                                                   Attn: Fund Administration
                                                   4800 Deer Lake Dr. E. 2/nd/ Fl
                                                   Jacksonville, FL 32246


         As of October 1, 2001, Munder Capital Management, on behalf of their clients owned 58.88% of Balanced Fund Class Y shares, 87.93% of Biotech Fund Class Y shares, 83.02% of Bond Fund Class Y shares, 4.12% of Digital Economy Fund Class A shares, 35.15% of Digital Economy Fund Class Y shares, 2.01% of Emerging Markets Fund Class A shares, 82.79% of Emerging Markets Fund Class Y shares, 98.23% of Large-Cap Growth

Fund Class Y shares, 77.28% of Future Technology Class Y shares, 93.30% of Global Financial Services Fund Class Y shares, 81.61% of Healthcare Fund Class Y shares, 37.29% of Index 500 Fund Class Y shares, 2.18% of Intermediate Bond Fund Class A shares, 81.42% of International Equity Fund Class Y shares, 19.85% of International Growth Fund Class A shares, 93.58% of International Growth Fund Class Y shares, 97.31% of International Bond Fund Class Y shares, 49.31% of International NetNet Fund Class Y shares, 10.27% of Large-Cap Value Fund Class A shares, 87.07% of Large-Cap Value Fund Class Y shares, 96.28% of MidCap Select Fund Class Y shares, 58.06% of Michigan Tax-Free Bond Fund Class Y shares, 1.15% of Micro-Cap Fund Class A shares, 76.03% of Micro-Cap Fund Class Y shares, 89.39% of Money Market Fund Class Y shares, 1.30% of Multi Season Growth Fund Class A shares, 62.26% of Multi-Season Growth Fund Class Y shares, 17.64% of NetNet Fund Class Y shares, 78.53% of Power Plus Fund Class Y shares, 1.11% of Real Estate Fund Class A shares, 96.02% of Real Estate Fund Class Y shares, 3.63% of Small-Cap Value Fund Class A shares, 91.50% of Small-Cap Value Fund Class Y shares, 2.15% of Small Company Growth Class A shares, 83.01% of Small Company Growth Class Y shares, 2.52% of Tax-Free Short-Intermediate Fund Class A shares, 93.64% of Tax-Free Short-Intermediate Bond Class Y shares, 1.70% of U.S. Income Fund Class A shares and 34.56% of U.S. Income Fund Class Y shares.

     Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

     This SAI and each of the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The financial statements for the Trust, Framlington and the Company including the notes thereto, dated June 30, 2001 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Reports of the Trust, Framlington and the Company dated as of June 30, 2001. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through June 30, 2001, appearing in the related Prospectuses dated October 31, 2001 has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                         ANNUAL FUND OPERATING EXPENSES

     Unless otherwise noted, a Fund's expense ratio, identified as "Annual Fund Operating Expenses" in the prospectus expense tables, reflects that Fund's actual operating expenses for its most recent fiscal year as a percentage of the Fund's average net assets for the year. Because the percentage is based on a Fund's "average" net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain Funds), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

                                   APPENDIX A
                                   ----------

                              - Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa":

               Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":

               Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":

               Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":

               Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":

               Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":

               Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":

               Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA":
          Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":
          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":
          Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":
          Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC":
          Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors.

                                   APPENDIX B
                                   ----------

         The Equity Funds, the Balanced Fund and the Bond Funds may enter into certain futures transactions and options for hedging purposes. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I.  Interest Rate Futures Contracts
    -------------------------------

         Use of Interest Rate Futures Contracts. Bond prices are established in
         ---------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

         Description of Interest Rate Futures Contracts. An interest rate
         -----------------------------------------------
futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities, three-month United States Treasury Bills, and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

         Example of Futures Contract Sale. The Funds would engage in an interest
         ---------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury Bonds ("Treasury Bonds"). The Advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury Bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury Bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury Bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase. The Funds would engage in an interest
     -------------------------------------
rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury Bonds. The advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury Bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or designated on the books of the Fund's custodian for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts
     -----------------------

     General. A bond index assigns relative values of the bonds included in the
     --------
index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of
     ---------------------------------------------
transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                Portfolio                                                Futures
Anticipate buying $62,500 in Equity Securities               -Day Hedge is Placed-
                                                             Buying 1 Index Futures at 125
                                                             Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000             -Day Hedge is Lifted-
Increase in Purchase Price = $2,500                          Sell 1 Index Futures at 130
                                                             Value of Futures = $65,000/Contract
                                                             Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 x $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

                  Portfolio                                             Futures
Anticipate Selling $1,000,000 in Equity Securities              -Day Hedge is Placed-
                                                                Sell 16 Index Futures at 125
                                                                Value of Futures = $1,000,000

Equity Securities - Own Stock                                   -Day Hedge is Lifted-
with Value = $960,000                                           Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                               Value of Futures = $960,000
                                                                Gain on Futures = $40,000

III.  Margin Payments
      ---------------

     Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor or the Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts
     ------------------------------------------

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor or the Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor or the Sub-Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor or the Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Advisor's or the Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.  Options on Futures Contracts
    ----------------------------

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from(call) or sell to(put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  Currency Transactions
     ---------------------

     A Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

     A Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     A Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor or the Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor or the Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor or the Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high-grade assets on the books of the Fund's custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  Options
      -------

     Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign securities, see Currency Transactions above.

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Fund's custodian. A Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. A Fund will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

VIII.  Other Matters
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     Accounting for futures contracts will be in accordance with generally accepted accounting principles.